Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information
Entity Registrant Name	AGNICO EAGLE MINES LTD
Entity Central Index Key	0000002809
Document Type	20-F
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding	170,813,736
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Current
Cash and cash equivalents	$ 179,447	$ 95,560
Short-term investments	6,570	6,575
Restricted cash (note 14)	35,441	2,510
Trade receivables (note 1)	75,899	112,949
Inventories:
Ore stockpiles	28,155	67,764
Concentrates and dore bars	57,528	50,332
Supplies	182,389	149,647
Income taxes recoverable	371
Available-for-sale securities (note 2(b))	145,411	99,109
Other current assets (note 2(a))	110,369	89,776
Total current assets	821,580	674,222
Other assets (note 2(c))	88,048	61,502
Goodwill (note 10)	229,279	200,064
Property, plant and mine development (note 3)	3,895,355	4,564,563
TOTAL ASSETS	5,034,262	5,500,351
Current
Accounts payable and accrued liabilities (note 11)	203,547	160,375
Environmental remediation liability (note 6(a))	26,069
Dividends payable		108,009
Interest payable	9,356	9,743
Income taxes payable		14,450
Capital lease obligations (note 13)	11,068	10,592
Fair value of derivative financial instruments (note 15)	4,404	142
Total current liabilities	254,444	303,311
Long-term debt (note 5)	920,095	650,000
Reclamation provision and other liabilities (note 6)	145,988	145,536
Deferred income and mining tax liabilities (note 9)	498,572	736,054
SHAREHOLDERS' EQUITY
Common shares (notes 7(a), (b), (c) and (d)): Issued - 170,859,604 common shares, less 45,868 shares held in trust	3,181,381	3,078,217
Stock options (note 8(a))	117,694	78,554
Warrants (note 7(c))	24,858	24,858
Contributed surplus	15,166	15,166
Retained earnings (deficit)	(129,021)	440,265
Accumulated other comprehensive income (loss) (note 7(e))	(7,106)	28,390
Total common shareholders' equity	3,202,972	3,665,450
Non-controlling interest	12,191
Total shareholders' equity	3,215,163	3,665,450
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	5,034,262	5,500,351
Contingencies and commitments (notes 6, 9, 12 and 13(b))

CONSOLIDATED BALANCE SHEETS (Parenthetical)	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED BALANCE SHEETS
Common shares, issued	170,859,604	168,763,496
Treasury shares, held in trust	45,868	43,141

CONSOLIDATED STATEMENTS OF INCOME (LOSS) AND COMPREHENSIVE INCOME (LOSS) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
REVENUES
Revenues from mining operations (note 1)	$ 1,821,799	$ 1,422,521	$ 613,762
COSTS, EXPENSES AND OTHER INCOME
Production	876,078	677,472	306,318
Exploration and corporate development	75,721	54,958	36,279
Amortization of property, plant and mine development (note 13)	261,781	192,486	72,461
General and administrative (note 16)	107,926	94,327	63,687
Write-down of available-for-sale securities	8,569
Provincial capital tax	9,223	(6,075)	5,014
Interest expense (note 5)	55,039	49,493	8,448
Interest and sundry expense (income)	5,188	(10,254)	(12,580)
Impairment loss on Meadowbank mine (note 18)	907,681
Loss on Goldex mine (note 17)	302,893
Gain on acquisition of Comaplex Minerals Corp., net of transaction costs (note 10)		(57,526)
Gain on derivative financial instruments (note 15)	(3,683)	(7,612)	(3,592)
Gain on sale of available-for-sale securities (note 2(b))	(4,907)	(19,487)	(10,142)
Foreign currency translation loss (gain)	(1,082)	19,536	39,831
Income (loss) before income and mining taxes	(778,628)	435,203	108,038
Income and mining taxes (note 9)	(209,673)	103,087	21,500
Net income (loss) for the year	(568,955)	332,116	86,538
Attributed to non-controlling interest	(60)
Attributed to common shareholders	(568,895)	332,116	86,538
Net income (loss) per share - basic (note 7(f)) (in dollars per share)	$ (3.36)	$ 2.05	$ 0.55
Net income (loss) per share - diluted (note 7(f)) (in dollars per share)	$ (3.36)	$ 2	$ 0.55
Cash dividends declared per common share (in dollars per share)	$ 0	$ 0.64	$ 0.18
COMPREHENSIVE INCOME (LOSS)
Net income (loss) for the year	(568,955)	332,116	86,538
Other comprehensive income (loss):
Unrealized gain (loss) on hedging activities	(5,863)		16,287
Adjustments for derivative instruments maturing during the year	1,459		(7,399)
Unrealized gain (loss) on available-for-sale securities	(26,874)	64,649	76,037
Adjustments for realized gain on available-for-sale securities due to dispositions and write-downs during the year	(4,907)	(19,487)	(10,142)
Net amount reclassified to net income due to acquisition of business (note 10)		(64,508)
Change in unrealized loss on pension liability	(1,055)	(4,093)	(727)
Tax effect of other comprehensive income (loss) items	1,744	780	(2,399)
Other comprehensive income (loss) for the year	(35,496)	(22,659)	71,657
Comprehensive income (loss) for the year	(604,451)	309,457	158,195
Attributed to non-controlling interest	(60)
Attributed to common shareholders	$ (604,391)	$ 309,457	$ 158,195

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data, unless otherwise specified	Total	Common Shares	Stock Options	Warrants	Contributed Surplus	Retained Earnings (Deficit)	Accumulated Other Comprehensive Income (Loss)	Non-controlling Interest
Balance at Dec. 31, 2008		$ 2,299,747	$ 41,052	$ 24,858	$ 15,166	$ 157,541	$ (20,608)
Balance (in shares) at Dec. 31, 2008		154,808,918
Increase (Decrease) in Shareholders' Equity
Shares issued under Employee Stock Option Plan (note 8(a))		48,313	(11,683)
Shares issued under Employee Stock Option Plan (note 8(a)) (in shares)		1,238,000
Stock options			36,402
Shares issued under the Incentive Share Purchase Plan (note 8(b))		11,290
Shares issued under the Incentive Share Purchase Plan (note 8(b)) (in shares)		196,649
Shares issued under flow-through share private placement (note 7(b))		19,153
Shares issued under flow-through share private placement (note 7(b)) (in shares)	358,900	358,900
Shares issued under the Company's dividend reinvestment plan		912
Shares issued under the Company's dividend reinvestment plan (in shares)		18,764
Shares issued for purchase of mining property (note 7(c) and (d))		894
Shares issued for purchase of mining property (note 7(c) and (d)) (in shares)		33,825
Net income (loss) for the year attributed to common shareholders	86,538					86,538
Dividends declared (nil, $0.64 and $0.18 per share for the year 2011, 2010 and 2009) (note 7(a))						(27,921)
Other comprehensive income (loss) for the year	71,657						71,657
Restricted share unit plan (note 8(c))		(1,550)
Restricted share unit plan (note 8(c)) (in shares)		(29,882)
Balance at Dec. 31, 2009		2,378,759	65,771	24,858	15,166	216,158	51,049
Balance (in shares) at Dec. 31, 2009		156,625,174
Increase (Decrease) in Shareholders' Equity
Shares issued under Employee Stock Option Plan (note 8(a))		104,111	(29,447)
Shares issued under Employee Stock Option Plan (note 8(a)) (in shares)		1,627,766
Stock options			42,230
Shares issued under the Incentive Share Purchase Plan (note 8(b))		14,963
Shares issued under the Incentive Share Purchase Plan (note 8(b)) (in shares)		229,583
Shares issued under the Company's dividend reinvestment plan		1,404
Shares issued under the Company's dividend reinvestment plan (in shares)		25,243
Shares issued for purchase of mining property (note 7(c) and (d))		579,800
Shares issued for purchase of mining property (note 7(c) and (d)) (in shares)		10,225,848
Net income (loss) for the year attributed to common shareholders	332,116					332,116
Dividends declared (nil, $0.64 and $0.18 per share for the year 2011, 2010 and 2009) (note 7(a))						(108,009)
Other comprehensive income (loss) for the year	(22,659)						(22,659)
Restricted share unit plan (note 8(c))		(820)
Restricted share unit plan (note 8(c)) (in shares)		(13,259)
Balance at Dec. 31, 2010	3,665,450	3,078,217	78,554	24,858	15,166	440,265	28,390
Balance (in shares) at Dec. 31, 2010		168,720,355
Increase (Decrease) in Shareholders' Equity
Shares issued under Employee Stock Option Plan (note 8(a))		18,094	(4,396)
Shares issued under Employee Stock Option Plan (note 8(a)) (in shares)		308,688
Stock options			43,536
Shares issued under the Incentive Share Purchase Plan (note 8(b))		19,229
Shares issued under the Incentive Share Purchase Plan (note 8(b)) (in shares)		360,833
Shares issued under the Company's dividend reinvestment plan		10,130
Shares issued under the Company's dividend reinvestment plan (in shares)		176,110
Shares issued for purchase of mining property (note 7(c) and (d))		56,146
Shares issued for purchase of mining property (note 7(c) and (d)) (in shares)		1,250,477
Non-controlling interest addition upon acquisition								12,251
Net income (loss) for the year attributed to common shareholders	(568,895)					(568,895)
Net loss for the year attributed to non-controlling interest	60							(60)
Dividends declared (nil, $0.64 and $0.18 per share for the year 2011, 2010 and 2009) (note 7(a))						(391)
Other comprehensive income (loss) for the year	(35,496)						(35,496)
Restricted share unit plan (note 8(c))		(435)
Restricted share unit plan (note 8(c)) (in shares)		(2,727)
Balance at Dec. 31, 2011	$ 3,215,163	$ 3,181,381	$ 117,694	$ 24,858	$ 15,166	$ (129,021)	$ (7,106)	$ 12,191
Balance (in shares) at Dec. 31, 2011		170,813,736

CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY (Parenthetical) (USD $)	1 Months Ended	12 Months Ended
	Feb. 28, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY
Dividends declared (in dollars per share)	$ 0.2	$ 0	$ 0.64	$ 0.18

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities
Net income (loss) for the year	$ (568,955)	$ 332,116	$ 86,538
Add (deduct) items not affecting cash
Impairment loss on Meadowbank mine	907,681
Amortization of property, plant and mine development	261,781	192,486	72,461
Deferred income and mining taxes	(275,773)	66,928	20,309
Loss on Goldex mine	302,893
Environmental remediation	(7,616)
Gain on sale of available-for-sale securities	(4,907)	(19,487)	(10,142)
Stock-based compensation	48,150	41,635	28,753
Gain on acquisition of Comaplex Minerals Corp. (note 10)		(64,508)
Foreign currency translation loss (gain)	(1,082)	19,536	39,831
Other	31,561	13,015	(5,214)
Changes in non-cash working capital balances
Trade receivables	37,050	(19,378)	(47,930)
Income taxes (payable) recoverable	(29,867)	9,949	(313)
Inventories	(43,066)	(91,306)	(90,772)
Other current assets	(25,838)	(28,729)	4,834
Accounts payable and accrued liabilities	31,837	23,136	28,552
Prepaid royalty			(13,321)
Interest payable	(387)	8,077	1,520
Cash provided by operating activities	663,462	483,470	115,106
Investing activities
Additions to property, plant and mine development	(482,831)	(511,641)	(657,175)
Acquisition of Grayd Resource Corporation, net of cash acquired (note 10)	(163,047)
Decrease (increase) in short-term investments	5	(3,262)	(3,313)
Net proceeds on available-for-sale securities	9,435	36,586	48,258
Purchase of available-for-sale securities	(91,115)	(42,479)	(6,380)
Decrease (increase) in restricted cash	(32,931)	(2,510)	30,999
Cash used in investing activities	(760,484)	(523,306)	(587,611)
Financing activities
Dividends paid	(98,354)	(26,830)	(27,132)
Repayment of capital lease obligations	(13,092)	(16,019)	(13,177)
Sale-leaseback financing		14,017	21,389
Proceeds from long-term debt	475,000	1,311,000	625,000
Repayment of long-term debt	(205,000)	(1,376,000)	(110,000)
Credit facility financing costs	(2,545)	(12,772)	(4,784)
Common shares issued	26,536	84,659	68,522
Cash provided by (used in) financing activities	182,545	(21,945)	559,818
Effect of exchange rate changes on cash and cash equivalents	(1,636)	(2,939)	4,585
Net increase (decrease) in cash and cash equivalents during the year	83,887	(64,720)	91,898
Cash and cash equivalents, beginning of year	95,560	160,280	68,382
Cash and cash equivalents, end of year	179,447	95,560	160,280
Supplemental cash flow information
Interest paid	52,833	41,429	17,189
Income and mining taxes paid	$ 110,889	$ 25,199	$ 8,792

TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS	12 Months Ended
Dec. 31, 2011
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS

1.     TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS

  Agnico-Eagle is a gold mining company with mining operations in Canada, Finland and Mexico. The Company earns a significant proportion of its revenues from the production and sale of gold in both dore bar and concentrate form. The remainder of revenue and cash flow is generated by the production and sale of byproduct metals. The revenue from byproduct metals is mainly generated by production at the LaRonde mine in Canada (silver, zinc, copper and lead) and the Pinos Altos mine in Mexico (silver).

  Revenues are generated from operations in Canada, Finland and Mexico. The cash flow and profitability of the Company's operations are significantly affected by the market price of gold and, to a lesser extent, silver, zinc, copper and lead. The prices of these metals can fluctuate widely and are affected by numerous factors beyond the Company's control.

  As gold can be sold through numerous gold market traders worldwide, the Company is not economically dependent on a limited number of customers for the sale of its product.

  Trade receivables are recognized once the transfer of ownership for the metals sold has occurred and reflect the amounts owing to the Company in respect of its sales of dore bars or concentrates to third parties prior to the satisfaction in full of the payment obligations of the third parties.

	2011	2010
Dore bars awaiting settlement	$—	$24,281
Concentrates awaiting settlement	75,899	88,668

	$75,899	$112,949

	2011	2010	2009
Revenues from mining operations:
Gold	$1,563,760	$1,216,249	$474,875
Silver	171,725	104,544	59,155
Zinc	70,522	77,544	57,034
Copper	14,451	22,219	22,571
Lead	1,341	1,965	127

	$1,821,799	$1,422,521	$613,762

  In 2011, precious metals (gold and silver) accounted for 95% of Agnico-Eagle's revenues from mining operations (2010 — 93%; 2009 — 87%). The remaining revenues from mining operations consisted of net byproduct metals revenues. In 2011, these net byproduct metals revenues as a percentage of total revenues from mining operations were 4% from zinc (2010 — 5%; 2009 — 9%) and 1% from copper (2010 — 2%; 2009 — 4%).

OTHER ASSETS	12 Months Ended
Dec. 31, 2011
OTHER ASSETS
OTHER ASSETS

2.     OTHER ASSETS

  (a)
  Other current assets

	2011	2010
Federal, provincial and other sales taxes receivable	$51,603	$63,553
Prepaid expenses	25,540	10,449
Meadowbank insurance receivable	8,765	—
Prepaid royalty(i)	7,684	5,282
Employee loans receivable	5,567	4,498
Other	11,210	5,191
Government refundables for local community improvements	—	803

	$110,369	$89,776

    (i)
    The prepaid royalty relates to the Pinos Altos mine in Mexico.
  (b)
  Available-for-sale securities

    In 2011, the Company realized proceeds of $9.4 million (2010 — $36.6 million; 2009 — $41.0 million) and recognized a gain before income taxes of $4.9 million (2010 — $19.5 million; 2009 — $10.1 million) on the sale of certain available-for-sale securities. Available-for-sale securities consist of equity securities whose cost basis is determined using the average cost method. Available-for-sale securities are carried at fair value and comprise the following:

	2011	2010
Available-for-sale securities in an unrealized gain position
Cost (net of impairments)	$127,344	$50,958
Unrealized gains in accumulated other comprehensive income	16,408	48,151

Estimated fair value	143,752	99,109

Available-for-sale securities in an unrealized loss position
Cost (net of impairments)	1,717	—
Unrealized losses in accumulated other comprehensive income	(58)	—

Estimated fair value	1,659	—

Total estimated fair value of available-for-sale securities	$145,411	$99,109

    The Company's investments in available-for-sale securities consist primarily of investments in common shares of entities in the mining industry. During the course of the year, certain investments fell into an unrealized loss position. In each case, the Company evaluated the near-term prospects of the issuers in relation to the severity and duration of the impairment. As a result of these evaluations, the Company wrote down certain available-for-sale securities by $8.6 million during the year ended December 31, 2011 that were considered other-than-temporarily impaired.

    For the remainder of the investments after the other-than-temporary impairment write-downs approximately 1.1% of the total fair value of investments are in an unrealized loss position. At December 31, 2011, the fair value of investments in an unrealized loss position was $1.7 million with a total unrealized loss of $0.1 million. The Company also evaluated these securities in relation to the severity and duration (less than six months in all cases) of the impairment. Based on that evaluation and the Company's ability and intent to hold those investments for a reasonable period of time sufficient for a forecasted recovery of fair value, the Company does not consider those investments to be other-than-temporarily impaired as at December 31, 2011.

  (c)
  Other assets

	2011	2010
Deferred financing costs, less accumulated amortization of $5,809 (2010 — $2,249)	$15,777	$16,780
Long-term ore in stockpile(i)	64,392	27,409
Prepaid royalty(ii)	—	8,777
Other	7,879	8,536

	$88,048	$61,502

    (i)
    Due to the structure of the Goldex mine, Pinos Altos mine, Kittila mine, and Meadowbank mine ore bodies, a significant amount of drilling and blasting is incurred in the early years of its mine life resulting in a long-term stockpile. The value of the stockpile at December 31, 2011 is nil (2010 — $15.0 million) for the Goldex mine, $7.1 million (2010 — $12.4 million) for the Pinos Altos mine, $8.0 million (2010 — nil) for the Kittila mine and $49.3 million (2010 — nil) for the Meadowbank mine.

    (ii)
    The prepaid royalty relates to the Pinos Altos mine in Mexico.

PROPERTY, PLANT AND MINE DEVELOPMENT	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND MINE DEVELOPMENT
PROPERTY, PLANT AND MINE DEVELOPMENT

3.     PROPERTY, PLANT AND MINE DEVELOPMENT

	2011				2010
	Cost		Accumulated Amortization	Net Book Value	Cost		Accumulated Amortization	Net Book Value
Mining properties	$1,228,523	(i)	$111,567	$1,116,956	$1,885,476	(i)	$44,823	$1,840,653
Plant and equipment	2,467,300		437,706	2,029,594	2,123,191		321,907	1,801,284
Mine development costs	869,746		190,399	679,347	853,927		171,869	682,058
Construction in Progress:
LaRonde mine extension	—		—	—	185,905		—	185,905
Creston Mascota deposit at Pinos Altos	—		—	—	54,663		—	54,663
Meliadine project	69,458		—	69,458	—		—	—

	$4,635,027		$739,672	$3,895,355	$5,103,162		$538,599	$4,564,563

  (i)
  The decline in mining properties' cost between 2010 and 2011 is primarily attributed to the loss on Goldex mine (note 17) and the impairment loss on Meadowbank mine (note 18) recorded during 2011.

  Geographic Information

	2011	2010
Canada	$2,433,527	$3,456,809
Europe	674,258	605,283
Latin America	776,892	500,211
USA	10,678	2,260

Total	$3,895,355	$4,564,563

  In 2011, Agnico-Eagle capitalized $0.1 million of costs (2010 — $0.3 million) and recognized $0.8 million of amortization expense (2010 — $0.8 million) related to computer software. The unamortized capitalized cost for computer software at the end of 2011 was $4.4 million (2010 — $5.0 million).

  The unamortized capitalized cost for leasehold improvements at the end of 2011 was $3.2 million (2010 — $3.3 million), which is being amortized on a straight-line basis over the life term of the lease plus one renewal period.

  The amortization of assets recorded under capital leases is included in the "Amortization of property, plant and mine development" component in the consolidated statements of income (loss).

FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
FAIR VALUE MEASUREMENT

4.     FAIR VALUE MEASUREMENT

  ASC 820 — Fair Value Measurement and Disclosure defines fair value, establishes a framework for measuring fair value under GAAP, and requires expanded disclosures about fair value measurements. The three levels of the fair value hierarchy under the Fair Value Measurements and Disclosure Topic of the FASB Accounting Standards Codification are as follows:

    Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

    Level 2 — Quoted prices in markets that are not active, or inputs that are observable, either directly or indirectly, for substantially the full term of the asset or liability; and

    Level 3 — Prices or valuation techniques that require inputs that are both significant to the fair value measurement and unobservable (supported by little or no market activity).

  Fair value is the value at which a financial instrument could be closed out or sold in a transaction with a willing and knowledgeable counterparty over a period of time consistent with the Company's investment strategy. Fair value is based on quoted market prices, where available. If market quotes are not available, fair value is based on internally developed models that use market-based or independent information as inputs. These models could produce a fair value that may not be reflective of future fair value.

  The following table sets out the Company's financial assets and liabilities measured at fair value within the fair value hierarchy:

	Total	Level 1		Level 2		Level 3
Financial assets:
Cash equivalents and short-term investments	$7,645	$—		$7,645	(i)	$—
Available-for-sale securities	145,411	142,490	(ii)	2,921	(iii)	—
Trade receivables	75,899	—		75,899	(iv)	—

	$228,955	$142,490		$86,465		$—

Financial liabilities:
Fair value of derivative financial instruments(iii)	$4,404	$—		$4,404		$—

  (i)
  Fair value approximates the carrying value due to short-term nature.

  (ii)
  Recorded at fair value using quoted market prices.

  (iii)
  Recorded at fair value based on broker-dealer quotations.

  (iv)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data based on the month of expected settlement.

  Both the Company's cash equivalents and short-term investments are classified within Level 2 of the fair value hierarchy because they are held to maturity and are valued using interest rates observable at commonly quoted intervals. Cash equivalents are marketable securities with remaining maturities of three months or less at the date of purchase. The short-term investments are marketable securities with remaining maturities of over three months at the date of purchase.

  The Company's available-for-sale securities are recorded at fair value using quoted market prices or broker-dealer quotations. The Company's available-for-sale securities that are valued using quoted market prices are classified as Level 1 of the fair value hierarchy. The Company's available-for-sale securities classified as Level 2 of the fair value hierarchy consist of equity warrants, which are recorded at fair value based on broker-dealer quotations.

  In the event that a decline in the fair value of an investment occurs and the decline in value is considered to be other-than-temporary, an impairment charge is recorded in the consolidated statements of income (loss) and comprehensive income (loss) and a new cost basis for the investment is established. The Company assesses whether a decline in value is considered to be other-than-temporary by considering available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the individual investment. New evidence could become available in future periods which would affect this assessment and thus could result in material impairment charges with respect to those investments for which the cost basis exceeds its fair value.

LONG-TERM DEBT	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
LONG-TERM DEBT

5.     LONG-TERM DEBT

  The Company entered into a credit agreement on January 10, 2008 with a group of financial institutions relating to a new $300 million unsecured revolving credit facility (the "First Credit Facility"). The Company's previous $300 million secured revolving credit facility was terminated. The First Credit Facility was scheduled to mature on January 10, 2013. However, the Company, with the consent of lenders representing 66 2/3% of the aggregate commitments under the facility, had the option to extend the term of this facility for additional one-year terms.

  On September 4, 2008, the Company entered into a further credit agreement with a separate group of financial institutions relating to an additional $300 million unsecured revolving credit facility (the "Second Credit Facility"). The Second Credit Facility was scheduled to mature on September 4, 2010.

  On June 15, 2009, the Company amended and restated the First Credit Facility and the Second Credit Facility. The amount available under the Second Credit Facility was increased by $300 million to $600 million, and the scheduled maturity date was extended to June 2012.

  On June 22, 2010, the Company terminated the First Credit Facility and amended and restated the Second Credit Facility to increase the amount available to $1.2 billion and extend the scheduled maturity date to June 22, 2014 (as so amended and restated, the "Credit Facility").

  On August 4, 2011, the Company amended and restated the Credit Facility. The total amount available under the Credit Facility remains unchanged at $1.2 billion; however, the maturity date was extended from June 22, 2014 to June 22, 2016.

  Payment and performance of the Company's obligations under the Credit Facility is guaranteed by all material and certain other subsidiaries of the Company (the "Guarantors"). The Credit Facility contains covenants that restrict, among other things, the ability of the Company to incur additional indebtedness, make distributions in certain circumstances, sell material assets and carry on a business other than one related to the mining business. The Company is also required to maintain a total net debt to EBITDA ratio below a specified minimum value as well as a minimum tangible net worth. At December 31, 2011, the Credit Facility was drawn down by $320 million (2010 — $50 million). This drawdown, together with outstanding letters of credit under the Credit Facility, decrease the amounts available under the Credit Facility such that $849.4 million was available for future drawdowns at December 31, 2011.

  In addition, on June 2, 2009, Agnico-Eagle executed an unsecured C$95 million financial security issuance agreement with Export Development Canada. This agreement matures in June 2014 and is used to provide letters of credit for environmental obligations or in relation to licence or permit bonds relating to the Meadowbank mine. As at December 31, 2011, outstanding letters of credit drawn against this agreement totalled C$79.6 million (2010 — C$75.6 million).

  On April 7, 2010, the Company closed a private placement of an aggregate $600 million of guaranteed senior unsecured notes due in the years 2017, 2020 and 2022 (the "Notes") with a weighted average maturity of 9.84 years and weighted average yield of 6.59%. Net proceeds from the offering of the Notes were used to repay amounts owed under the Company's then existing credit facilities. Payment and performance of the Company's obligations under the Notes is guaranteed by the Guarantors. The Notes contain covenants that restrict, among other things, the ability of the Company to amalgamate or otherwise transfer its assets, sell material assets and carry on a business other than one related to the mining business and the ability of the Guarantors to incur indebtedness. The Notes also require the Company to maintain the same financial ratios and same minimum tangible net worth as under the Credit Facility. The Notes and the Credit Facility rank equally in seniority.

  The following are the individual series of the issued Notes:

	Principal	Interest Rate	Maturity Date
Series A	$115,000	6.13%	7/4/2017
Series B	360,000	6.67%	7/4/2020
Series C	125,000	6.77%	7/4/2022

	$600,000

  For the year ended December 31, 2011, total interest expense was $55.0 million (2010 — $49.5 million; 2009 — $8.4 million) and total cash interest payments were $52.8 million (2010 — $41.4 million; 2009 — $17.2 million). In 2011, cash interest on the Credit Facility was $1.7 million (2010 — $12.3 million; 2009 — $14.0 million), cash standby fees on the Credit Facility was $8.6 million (2010 — $6.7 million; 2009 — $2.4 million), and cash interest on the Notes was $39.5 million (2010 — $19.8 million, 2009 — n/a). In 2011, $1.0 million (2010 — $4.6 million; 2009 — $15.5 million) of the total interest expense was capitalized to construction in progress.

  The Company's weighted average interest rate on all of its long-term debt as at December 31, 2011 was 5.02% (2010 — 5.43%).

RECLAMATION PROVISION AND OTHER LIABILITIES	12 Months Ended
Dec. 31, 2011
RECLAMATION PROVISION AND OTHER LIABILITIES
RECLAMATION PROVISION AND OTHER LIABILITIES

6.     RECLAMATION PROVISION AND OTHER LIABILITIES

  Reclamation provision and other liabilities consist of the following:

	2011	2010
Reclamation and closure costs (note 6(a))	$105,443	$91,641
Long-term portion of capital lease obligations (note 13(a))	26,184	38,019
Pension benefits (note 6(c))	13,991	11,307
Goldex mine government grant and other (note 6(b))	370	4,569

Total	$145,988	$145,536

  (a)
  Reclamation and closure costs

    Reclamation estimates are based on current legislation, third party estimates, management's estimates and feasibility study calculations.

    Due to the suspension of mining operations at the Goldex mine on October 19, 2011, an environmental remediation liability was recognized (note 17), of which $26.1 million was classified as a current liability. The remainder of the Goldex mine environmental remediation liability along with the Company's other accrued reclamation and closure costs are long-term in nature and thus no portion of these costs has been reclassified to current liabilities.

    The following table reconciles the beginning and ending carrying amounts of asset retirement obligations and environmental remediation liabilities:

	2011	2010
Asset retirement obligations, beginning of year	$91,641	$62,847
Current year additions and changes in estimate, net	9,653	23,058
Current year accretion	4,953	3,176
Liabilities settled	—	(277)
Foreign exchange revaluation	(804)	2,837

Asset retirement obligations and environmental remediation liabilities, end of year	$105,443	$91,641

  (b)
  Goldex mine government grant and other

    The Company has received funds (the "Grant") from the Quebec government in respect of the construction of the Goldex mine. The Company has agreed to repay a portion of the Grant to the Quebec government, to a maximum amount of 50% of the Grant. The repayment amount is calculated and paid annually for fiscal years 2010, 2011 and 2012 if the agreed criteria are met. For each of these three years, if the yearly average gold price is higher than $620 per ounce, 50% of the Grant must be repaid.

    For fiscal year 2010, the agreed criteria had been met and the Company recorded a current liability of $1.5 million as of December 31, 2010. This amount was paid to the Quebec government in 2011.

    For fiscal year 2011, the agreed criteria had also been met and the Company recorded a current liability of $1.5 million as of December 31, 2011. This amount is to be paid to the Quebec government in 2012 at which time the Grant will have been repaid in full.

  (c)
  Pension benefits

    Agnico-Eagle provides the Executives Plan for certain senior officers. The funded status of the Executives Plan is based on actuarial valuations performed as of July 1, 2011 and projected to December 31, 2013.

    The components of Agnico-Eagle's net pension plan expense are as follows:

	2011	2010	2009
Service cost — benefits earned during the year	$996	$981	$509
Interest cost on projected benefit obligation	663	613	448
Amortization of net transition asset, past service liability and net experience gains	171	164	148
Prior service cost	26	25	23
Recognized net actuarial loss (gain)	245	—	(142)

Net pension plan expense	$2,101	$1,783	$986

    Assets for the Executives Plan consist of deposits on hand with regulatory authorities which are refundable when benefit payments are made or on the ultimate wind-up of the plan. The accumulated benefit obligation for this plan at December 31, 2011 was $11.4 million (2010 — $9.6 million). At the end of 2011, the remaining unamortized net transition obligation was $0.5 million (2010 — $0.7 million) for the Executives Plan.

    The following table provides the net amounts recognized in the consolidated balance sheets as at December 31 relating to the Executives Plan:

	2011	2010
Accrued employee benefit liability	$7,292	$6,634
Accumulated other comprehensive income:
Initial transition obligation	500	681
Past service liability	76	104
Net experience losses	3,550	2,179

Net liability	$11,418	$9,598

    The following table provides the components of the expected recognition in 2012 of amounts in accumulated other comprehensive income relating to the Executives Plan:

Transition obligation	$166
Past service cost	25
Net actuarial loss	704

$895

    The funded status of the Executives Plan for 2011 and 2010 is as follows:

	2011	2010
Reconciliation of the market value of plan assets
Fair value of plan assets, beginning of year	$2,443	$1,635
Agnico-Eagle's contribution	1,156	1,397
Benefit payments	(578)	(699)
Effect of exchange rate changes	(69)	110

Fair value of plan assets, end of year	2,952	2,443

Reconciliation of projected benefit obligation
Projected benefit obligation, beginning of year	12,041	7,998
Service cost	996	981
Interest cost	663	613
Actuarial losses	1,704	2,718
Benefit payments	(696)	(812)
Effect of exchange rate changes	(338)	543

Projected benefit obligation, end of year	14,370	12,041

Deficiency of plan assets compared with projected benefit obligation	$(11,418)	$(9,598)

Comprised of:
Unamortized transition liability	$(500)	$(681)
Unamortized net experience loss	(3,626)	(2,283)
Accrued liabilities	(7,292)	(6,634)

	$(11,418)	$(9,598)

Weighted average discount rate — net periodic pension cost	5.20%	7.00%
Weighted average discount rate — projected benefit obligation	4.45%	5.20%
Weighted average expected long-term rate of return	n/a	n/a
Weighted average rate of compensation increase	3.00%	3.00%
Estimated average remaining service life for the plan (in years)(i)	3.0	4.0
    (i)
    Estimated average remaining service life for the Executives Plan was developed for individual senior officers.

    The estimated benefits to be paid from the Executives Plan in the next ten years are presented below:

2012	$415
2013	$472
2014	$469
2015	$465
2016	$461
2017 – 2021	$2,229

    In addition to the Executives Plan, the Company also has a basic pension plan (the "Basic Plan") and a supplemental pension plan. Under the Basic Plan, Agnico-Eagle contributes 5% of certain employee's base employment compensation to a defined contribution plan. The expense in 2011 was $10.7 million (2010 — $8.8 million; 2009 — $6.5 million). Effective January 1, 2008 the Company adopted the supplemental plan for designated executives at the level of Vice-President or above. Under this plan, an additional 10% of the designated executive's earnings for the year (including salary and short-term bonus) is contributed by the Company. In 2011, $0.9 million (2010 — $1.1 million; 2009 — $0.9 million) was contributed to the supplemental plan. The supplemental plan is accounted for as a cash balance plan.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

7.     SHAREHOLDERS' EQUITY

  (a)
  Common shares

    The Company's authorized share capital includes an unlimited number of common shares with issued common shares of 170,859,604 (2010 — 168,763,496), less 45,868 common shares held by a trust in connection with the Company's restricted share unit ("RSU") plan (2010 — less 43,141 common shares). The trust is treated as a variable interest entity and, as a result, its holdings of shares are offset against the Company's issued shares in the consolidation (note 7(c)).

    In 2011, the Company declared dividends on its common shares of nil per share (2010 — $0.64 per share; 2009 — $0.18 per share).

  (b)
  Flow-through common share private placements

    In 2011, Agnico-Eagle issued nil (2010 — nil; 2009 — 358,900) common shares under flow-through share private placements, which increased share capital by nil (2010 — nil; 2009 — $19.2 million), net of share issue costs. Effective December 31, 2011, the Company renounced to its investors nil (2010 — nil; 2009 — C$30.6 million) of such expenses for income tax purposes. The Company does not have an obligation to incur any exploration expenditures related to the expenditures previously renounced.

    The difference between the flow-through share issuance price and the market price of Agnico-Eagle's shares at the time of purchase is recorded as a liability at the time the flow-through shares are issued. This liability terminates when the exploration expenditures are renounced to investors. The difference between the flow-through share issuance price and market price reduces the deferred tax expense charged to income as this difference represents proceeds received by the Company for the sale of deferred tax deductions to investors in the flow-through shares.

  (c)
  Private placements and warrants

    On December 3, 2008, the Company closed a private placement of 9.2 million units. Each unit consisted of one common share and one-half of one common share purchase warrant. Each whole warrant entitles the holder to purchase one common share of the Company at a price of $47.25 per share at any time during the five-year term of the warrant. As consideration for the lead purchaser's commitment, the Company issued to the lead purchaser an additional 4 million warrants. The net proceeds of the private placement were approximately $281 million, after deducting share issue costs of $8.8 million. If all outstanding warrants are exercised, the Company would issue an additional 8.6 million common shares. No warrants have been exercised as of December 31, 2011.

    On May 26, 2009, the Company issued 15,825 shares with a market value of $0.9 million in connection with the acquisition of a 100% participating interest in 52 mining claims, located in the Abitibi region of Quebec.

    On July 24, 2009, the Company issued 18,000 shares upon payment of the exercise price of $500 in connection with the exercise of an option granted by a predecessor to the Company relating to the acquisition of certain properties related to the Goldex mine.

    On July 26, 2010, the Company issued 15,000 shares with a market value of $0.8 million in connection with the purchase of mining property.

  (d)
  Public issuance of common shares

    There were no public issuances of common shares in 2009.

    On July 6, 2010, the Company issued 10,210,848 shares with a market value of $579.0 million in connection with the acquisition of Comaplex Minerals Corp. ("Comaplex") (note 10).

    On November 18, 2011, the Company issued 1,250,477 shares with a market value of $56.1 million in connection with the acquisition of Grayd Resource Corporation ("Grayd") (note 10).

  (e)
  Accumulated other comprehensive income (loss)

    The cumulative translation adjustment in accumulated other comprehensive income (loss) in 2011 and 2010 of $(16.2) million resulted from Agnico-Eagle changing to the US dollar as its principal currency of measurement. Prior to this change, the Canadian dollar had been used as the reporting currency. Prior periods' consolidated financial statements were translated into US dollars by the current rate method using the year end or the annual average exchange rate where appropriate. This translation approach was applied from January 1, 1994. This translation gave rise to a deficit in the cumulative translation adjustment account within accumulated other comprehensive income (loss) as at December 31, 2011 and December 31, 2010.

    The following table sets out the components of accumulated other comprehensive income (loss), net of related tax effects:

	2011	2010
Cumulative translation adjustment from electing US dollar as principal reporting currency	$(16,206)	$(16,206)
Unrealized net gain on available-for-sale securities	16,350	48,151
Unrealized loss on derivative contracts	(4,404)	—
Unrealized loss on pension liability	(5,219)	(4,420)
Tax effect of unrealized loss on derivative contracts	1,491	—
Tax effect of unrealized loss on pension liability	882	865

	$(7,106)	$28,390

    In 2011, a $4.9 million gain (2010 — $19.5 million gain; 2009 — $10.1 million gain) was reclassified from accumulated other comprehensive income (loss) to net income (loss) to reflect the realization of gains on available-for-sale securities due to the disposition of those securities.

  (f)
  Net income (loss) per share

    The following table provides the weighted average number of common shares used in the calculation of basic and diluted net income (loss) per share:

	2011	2010	2009
Weighted average number of common shares outstanding — basic	169,352,896	162,342,686	155,942,151
Add: Dilutive impact of employee stock options	—	1,192,530	1,256,103
Dilutive impact of warrants	—	2,263,902	1,392,752
Dilutive impact of shares related to RSU plan	—	43,141	29,882

Weighted average number of common shares outstanding — diluted	169,352,896	165,842,259	158,620,888

    The calculation of diluted net income (loss) per share has been computed using the treasury stock method. In applying the treasury stock method, options and warrants with an exercise price greater than the average quoted market price of the common shares, for the period outstanding, are not included in the calculation of diluted net income (loss) per share, as the effect is anti-dilutive. In 2010 and 2009, a total of 58,750 and 42,500 options, respectively, were excluded from the calculation as the effect was anti-dilutive. In 2011, the impact of any additional shares issued under the employee stock option plan, as a result of the conversion of warrants, or related to the RSU plan would be anti-dilutive as a result of the net loss position. Consequently, diluted net loss per share would be computed in the same manner as basic net loss per share.

STOCK-BASED COMPENSATION	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
STOCK-BASED COMPENSATION

8.     STOCK-BASED COMPENSATION

  (a)
  Employee Stock Option Plan ("ESOP")

    The Company's ESOP provides for the granting of options to directors, officers, employees and service providers to purchase common shares. Under this plan, options are granted at the fair market value of the underlying shares on the day prior to the date of grant. The number of shares subject to option for any one person may not exceed 5% of the Company's common shares issued and outstanding at the date of grant.

    Up to May 31, 2001, the number of common shares reserved for issuance under the ESOP was 6,000,000 and options granted under the ESOP had a maximum term of ten years. On April 24, 2001, the Compensation Committee of the Board of Directors adopted a policy pursuant to which options granted after that date have a maximum term of five years. In 2001, the shareholders approved a resolution to increase the number of common shares reserved for issuance under the ESOP by 2,000,000 to 8,000,000. In 2004, 2006, 2008, 2010 and 2011, the shareholders approved a further 2,000,000, 3,000,000, 6,000,000, 1,300,000 and 3,000,000 common shares for issuance under the ESOP, respectively.

    Of the 2,630,785 options granted under the ESOP in 2011, 657,696 options vested immediately and expire in 2016. The remaining options expire in 2016 and vest in equal installments, on each anniversary date of the grant, over a three-year period. Of the 2,926,080 options granted under the ESOP in 2010, 731,520 options vested immediately and expire in 2015. The remaining options expire in 2015 and vest in equal installments, on each anniversary date of the grant, over a three-year period. Of the 2,276,000 options granted under the ESOP in 2009, 569,000 options vested immediately and expire in 2014. The remaining options expire in 2014 and vest in equal installments, on each anniversary date of the grant, over a three-year period.

    Upon the exercise of options under the ESOP, the Company issues new common shares to settle the obligation.

    The following summary sets out the activity with respect to Agnico-Eagle's outstanding stock options:

	2011			2010			2009
	Number of Options	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	6,762,704	C$	56.94	5,707,940	C$	53.85	4,752,440	C$	44.57
Granted	2,630,785		76.12	2,926,080		57.55	2,276,000		62.65
Exercised	(308,688)		43.62	(1,627,766)		47.02	(1,238,000)		34.28
Forfeited	(125,750)		67.47	(243,550)		58.03	(82,500)		55.99

Outstanding, end of year	8,959,051	C$	62.88	6,762,704	C$	56.94	5,707,940	C$	53.85

Options exercisable at end of year	5,178,172			2,972,857			2,445,615

    The following table sets out the activity with respect to Agnico-Eagle's nonvested stock options:

	2011
	Number of Options	Weighted Average Grant Date Fair Value
Nonvested, beginning of year	3,789,847	C$	18.71
Granted	2,630,785	C$	17.05
Vested	(2,537,253)	C$	18.40
Forfeited (unvested)	(102,500)	C$	17.77

Nonvested, end of year	3,780,879	C$	17.79

    Cash received for options exercised in 2011 was $13.6 million (2010 — $74.7 million; 2009 — $36.6 million).

    The total intrinsic value of options exercised in 2011 was C$8.0 million (2010 — C$46.5 million; 2009 — C$43.8 million).

    The weighted average grant date fair value of options granted in 2011 was C$17.05 (2010 — C$16.31; 2009 — C$24.52). The total fair value of options vested during 2011 was $46.7 million (2010 — $36.7 million; 2009 — $27.4 million). The following table summarizes information about Agnico-Eagle's stock options outstanding and exercised at December 31, 2011:

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price		Number Excercisable	Weighted Average Exercise Price
C$23.02 — C$36.23	16,000	1.84 years	C$	33.26	16,000	C$	33.26
C$39.18 — C$59.71	4,361,866	2.00 years		54.94	3,070,576		54.17
C$60.72 — C$83.08	4,581,185	3.16 years		70.55	2,091,596		67.22

C$23.02 — C$83.08	8,959,051	2.59 years	C$	62.88	5,178,172	C$	59.38

    The weighted average remaining contractual term of options exercisable at December 31, 2011 was 2.6 years.

    The Company has reserved for issuance 8,959,051 common shares in the event that these options are exercised.

    The number of shares available for the granting of options as at December 31, 2011, 2010 and 2009 was 3,262,135, 2,771,420 and 4,155,750, respectively.

    Subsequent to the year ended December 31, 2011 and on January 3, 2012, 3,072,000 options were granted under the ESOP, of which 768,000 options vested immediately and expire in the year 2017. The remaining options expire in 2017 and vest in equal installments on each anniversary date of the grant, over a three-year period.

    Agnico-Eagle estimated the fair value of options under the Black-Scholes option pricing model using the following weighted average assumptions:

	2011	2010	2009
Risk-free interest rate	1.95%	1.86%	1.27%
Expected life of options (in years)	2.5	2.5	2.5
Expected volatility of Agnico-Eagle's share price	34.70%	43.80%	64.00%
Expected dividend yield	0.89%	0.42%	0.42%

    The Company uses historical volatility in estimating the expected volatility of Agnico-Eagle's share price. The expected term of options granted is derived from historical data on employee exercise and post-vesting employment termination experience.

    The aggregate intrinsic value of options outstanding at December 31, 2011 was C$(231.4) million. The aggregate intrinsic value of options exercisable at December 31, 2011 was C$(115.6) million.

    The total compensation expense for the ESOP recognized in the general and administrative line item of the consolidated statements of income (loss) for the current year was $42.2 million (2010 — $37.8 million; 2009 — $27.7 million). The total compensation cost related to non-vested options not yet recognized is $32.8 million as of December 31, 2011 and the weighted average period over which it is expected to be recognized is 1.7 years. Of the total compensation cost for the ESOP, $1.4 million was capitalized as part of property, plant and mine development in 2011 (2010 — $1.3 million; 2009 — $8.7 million).

  (b)
  Incentive Share Purchase Plan

    On June 26, 1997, the shareholders approved an incentive share purchase plan (the "Purchase Plan") to encourage directors, officers and employees ("Participants") to purchase Agnico-Eagle's common shares at market value. In 2009, the Purchase Plan was amended to remove non-executive directors as eligible Participants in the plan.

    Under the Purchase Plan, Participants may contribute up to 10% of their basic annual salaries, and the Company contributes an amount equal to 50% of each Participant's contribution. All shares subscribed for under the Purchase Plan are newly issued by the Company. The total compensation cost recognized in 2011 related to the Purchase Plan was $6.4 million (2010 — $5.0 million; 2009 — $3.8 million).

    In 2011, 360,833 common shares were subscribed for under the Purchase Plan (2010 — 229,583; 2009 — 196,649) for a value of $19.2 million (2010 — $15.0 million; 2009 — $11.3 million). In May 2008, shareholders approved an increase in the maximum number of shares reserved for issuance under the Purchase Plan to 5,000,000 from 2,500,000. As at December 31, 2011, Agnico-Eagle has reserved for issuance 2,150,088 common shares (2010 — 2,510,921; 2009 — 2,740,504) under the Purchase Plan.

  (c)
  Restricted Share Unit Plan

    In 2009, the Company implemented the RSU plan for certain employees. A deferred compensation balance was recorded for the total grant date value on the date of grant. The deferred compensation balance was recorded as a reduction of shareholders' equity and is being amortized as compensation expense (or capitalized to construction in progress) over the applicable vesting period of two years.

    The Company funded the plan by transferring $3.7 million (2010 — $4.0 million; 2009 — $3.0 million) to an employee benefit trust (the "Trust") that then purchased shares of the Company in the open market. Compensation cost for RSUs incorporates an expected forfeiture rate. The forfeiture rate is estimated based on the Company's historical employee turnover rates and expectations of future forfeiture rates that incorporate various factors that include historical ESOP forfeiture rates. For 2009 through 2011, the impact of forfeitures was not material. For accounting purposes, the Trust is treated as a variable interest entity and consolidated in the accounts of the Company. On consolidation, the dividends paid on the shares held by the Trust are eliminated. The shares purchased and held by the Trust are treated as not being outstanding for the basic earnings per share ("EPS") calculations. They are amortized back into basic EPS over the vesting period. All of the shares held by the Trust were excluded from the diluted EPS calculations as they were anti-dilutive for 2011 due to the net loss position. The shares held by the trust were included in previous period diluted EPS calculations.

    Compensation cost related to the RSU plan was $3.3 million in 2011 (2010 — $3.0 million), with nil (2010 — $0.1 million) being capitalized to the "Property, plant and mine development" line item in the consolidated balance sheets. The $3.3 million (2010 — $2.9 million) of compensation expense is included as components of the Production, General and administrative, and Exploration and corporate development line items of the consolidated statements of income (loss), consistent with the classification of other elements of compensation expense for those employees who held RSUs.

INCOME AND MINING TAXES	12 Months Ended
Dec. 31, 2011
INCOME AND MINING TAXES
INCOME AND MINING TAXES

9.     INCOME AND MINING TAXES

        Income and mining taxes expense (recovery) is made up of the following geographic components:

	2011	2010	2009
Current provision
Canada	$58,752	$34,217	$1,171
Mexico	3,496	1,942	—
Finland	222	—	—

	62,470	36,159	1,171

Deferred provision (recovery)
Canada	(337,408)	47,083	27,083
Mexico	54,996	18,759	—
Finland	10,269	1,086	(6,754)

	(272,143)	66,928	20,329

	$(209,673)	$103,087	$21,500

  Cash income and mining taxes paid in 2011 were $110.9 million (2010 — $25.2 million; 2009 — $8.8 million).

  The income and mining taxes expense (recovery) is different from the amount that would have been computed by applying the Canadian statutory income tax rate as a result of the following:

	2011	2010	2009
Combined federal and composite provincial tax rates	27.8%	29.6%	30.9%
Increase (decrease) in tax rates resulting from:
Provincial mining duties	5.9	6.8	16.1
Tax law change	(2.7)	(5.1)	(24.4)
Impact of foreign tax rates	(0.2)	(0.5)	(4.9)
Permanent differences	(1.6)	(4.2)	2.2
Valuation allowance	(0.3)	(0.2)	—
Effect of changes in income tax rates	(2.0)	(2.7)	—

Actual rate as a percentage of pre-tax income	26.9%	23.7%	19.9%

  As at December 31, 2011 and December 31, 2010, Agnico-Eagle's deferred income and mining tax assets and liabilities were as follows:

	2011	2010
	(Assets)/ Liabilities	(Assets)/ Liabilities
Mining properties	$704,379	$966,485
Net operating and capital loss carry forwards	(104,332)	(133,042)
Mining duties	(88,670)	(71,492)
Reclamation provisions	(51,926)	(30,752)
Valuation allowance	39,121	4,855

Deferred income and mining tax liabilities	$498,572	$736,054

  All of Agnico-Eagle's deferred income tax assets and liabilities were denominated in the local currency based on the jurisdiction in which the Company paid taxes, except for Canada, and were translated into US dollars using the exchange rate in effect at the consolidated balance sheet dates. For Canadian income tax purposes, for December 31, 2008 and subsequent years, the Company elected to use the US dollar as its functional currency.

  The Company operates in different jurisdictions and, accordingly, it is subject to income and other taxes under the various tax regimes in the countries in which it operates. The tax rules and regulations in many countries are highly complex and subject to interpretation. The Company may be subject in the future to a review of its historic income and other tax filings and in connection with such reviews, disputes can arise with the taxing authorities over the interpretation or application of certain tax rules and regulations to the Company's business conducted within the country involved.

  A reconciliation of the beginning and ending amounts of the unrecognized tax benefits is as follows:

	2011	2010
Unrecognized tax benefits, beginning of year	$1,630	$5,608
Reductions	(430)	(3,978)

Unrecognized tax benefit, end of year	$1,200	$1,630

  The full amount of unrecognized tax benefits, if recognized, would reduce the Company's annual effective tax rate. The Company does not expect its unrecognized tax benefits to change significantly over the next 12 months.

  The Company is subject to taxes in the following significant jurisdictions: Canada, Mexico, Sweden and Finland, each with varying statutes of limitations. The 2007 through 2011 taxation years generally remain subject to examination.

ACQUISITIONS	12 Months Ended
Dec. 31, 2011
ACQUISITIONS
ACQUISITIONS

10.   ACQUISITIONS

  Grayd Resource Corporation

  In September 2011, Agnico-Eagle entered into an acquisition agreement with Grayd, a Canadian-based natural resource company listed on the TSX Venture Exchange, pursuant to which the Company agreed to make an offer to acquire all of the issued and outstanding common shares of Grayd. At the time, Grayd held a 100% interest in the La India project located in the Mulatos Gold Belt of Sonora, Mexico (approximately 70 kilometers northwest of Agnico-Eagle's Pinos Altos gold mine) and had recently discovered the Tarachi exploration property located approximately ten kilometres north of the La India project. On October 13, 2011, the Company made the offer by way of a take-over bid circular, as amended and supplemented on October 21, 2011.

  On November 18, 2011, Agnico-Eagle acquired 94.77% of the outstanding shares of Grayd, on a fully-diluted basis, by way of a take-over bid. The November 18, 2011 purchase price of $222.1 million was comprised of $166.0 million in cash and 1,250,477 newly issued Agnico-Eagle shares.

  The related transaction costs associated with the acquisition totaling $3.8 million were expensed through the Interest and sundry expense (income) line of the consolidated statements of income (loss) during the fourth quarter of 2011. The Company has accounted for the purchase of Grayd as a business combination.

  Grayd owns a 100% interest in the La India project located in the Mulatos Gold Belt of Sonora, Mexico (approximately 70 kilometers northwest of Agnico-Eagle's Pinos Altos gold mine). Grayd also owns a 100% interest in the Tarachi exploration property located approximately 10 kilometers north of the La India project. The La India project hosts a National Instrument 43-101 compliant measured and indicated gold resource. This acquisition has the potential to contribute to the ongoing growth in Agnico-Eagle's gold production and cash flows.

  The following table sets forth the allocation of the purchase price to assets acquired and liabilities assumed, based on management's estimates of fair value.

Total purchase price:
Cash paid for acquisition	$165,954
Agnico-Eagle shares issued for acquisition	56,146

Total purchase price to allocate	$222,100

Fair value of assets acquired and liabilities assumed:
Mining properties	$282,000
Goodwill	29,215
Cash and cash equivalents	2,907
Trade receivables	469
Other current assets	1,700
Equipment	56
Accounts payable and accrued liabilities	(9,767)
Deferred tax liability	(72,229)
Non-controlling interest	(12,251)

Net assets acquired	$222,100

  The Company believes that goodwill for the Grayd acquisition arose principally because of the following factors: (1) the going concern value implicit in the Company's ability to sustain and/or grow its business by increasing reserves and resources through new discoveries; and (2) the requirement to record a deferred tax liability for the difference between the assigned values and the tax bases of assets acquired and liabilities assumed in a business combination at amounts that do not reflect fair value.

  Pro forma results of operations for Agnico-Eagle assuming the acquisition of Grayd described above had occurred as of January 1, 2010 are shown below. On a pro forma basis, there would have been no effect on Agnico-Eagle's consolidated revenues:

	2011	2010
	Unaudited
Pro forma net income (loss) attributed to common shareholders	$(582,762)	$324,708
Pro forma net income (loss) per share — basic	$(3.42)	$1.98

  Subsequent to the year ended December 31, 2011 and on January 23, 2012, the Company acquired the remaining outstanding shares of Grayd it did not already own, pursuant to a previously announced compulsory acquisition carried out under the provisions of the Business Corporations Act (British Columbia). The January 23, 2012 purchase price of $11.8 million was comprised of $9.3 million in cash and 68,941 newly issued Agnico-Eagle shares.

  Summit Gold Project

  On December 20, 2011, the Company completed the acquisition of 100% of the Summit Gold project from Columbus Gold Corporation, subject to a 2% net smelter returns mineral production royalty reserved by Cordilleran Exploration Company. The Nevada-based project's purchase price of $8.5 million, including transaction costs, was comprised entirely of cash. This transaction was accounted for as an asset acquisition.

  Comaplex Minerals Corp.

  On April 1, 2010, Agnico-Eagle and Comaplex jointly announced that they reached an agreement in principle whereby Agnico-Eagle would acquire all of the shares of Comaplex (the "Comaplex Shares") that it did not already own. The transaction was completed under a plan of arrangement under the Business Corporations Act (Alberta). Under the terms of the transaction, each shareholder of Comaplex, other than Agnico-Eagle, received 0.1576 of an Agnico-Eagle share per Comaplex share. Additionally, at closing, each Comaplex shareholder, other than Agnico-Eagle and Perfora Investments S.a.r.l. ("Perfora"), received one common share of a newly formed, wholly-owned, subsidiary of Comaplex, Geomark Exploration Ltd. ("Geomark"), in respect of each Comaplex Share and Comaplex transferred to Geomark all of the assets and related liabilities of Comaplex other than those relating to the Meliadine gold exploration properties in Nunavut, Canada. The Geomark assets included all of Comaplex's net working capital, the non-Meliadine mineral properties, all oil and gas properties and investments. Under the plan of arrangement, Comaplex changed its name to Meliadine Holdings Inc.

  Prior to the announcement of the transaction, Perfora and Agnico-Eagle had entered into a support agreement pursuant to which Perfora agreed to, among other things, support the transaction and vote all of the shares it held in Comaplex in favour of the plan of arrangement. Perfora held approximately 17.3% and Agnico-Eagle held approximately 12.3%, on a fully diluted basis, of the outstanding shares of Comaplex prior to the announcement of the acquisition.

  On July 6, 2010, the transactions relating to the plan of arrangement closed and Agnico-Eagle issued a total of 10,210,848 shares to the shareholders of Comaplex, other than Agnico-Eagle, for a total value of $579.0 million. The related transaction costs associated with the acquisition totalling $7.0 million were expensed through the Interest and sundry expense (income) line of the consolidated statements of income (loss) during the third quarter of 2010. The Company has accounted for the purchase of Comaplex as a business combination.

  The following table sets forth the allocation of the purchase price to assets acquired and liabilities assumed, based on management's estimates of fair value.

Total purchase price:
Comaplex shares previously purchased	$88,683
Agnico-Eagle shares issued for acquisition	578,955

Total purchase price to allocate	$667,638

Fair value of assets acquired and liabilities assumed:
Property	$642,610
Goodwill	200,064
Supplies	542
Equipment	2,381
Asset retirement obligation	(3,400)
Deferred tax liability	(174,559)

Net assets acquired	$667,638

  The Comaplex shares purchased prior to the April 1, 2010 announcement of the acquisition had a cost base of $24.1 million and a fair value at July 6, 2010 of $88.6 million. Upon the acquisition of Comaplex, the non-cash gain of $64.5 million on those shares within accumulated other comprehensive income (loss) was reversed into the consolidated statements of income (loss) as a gain during the third quarter of 2010.

  The Company believes that goodwill for the Comaplex acquisition arose principally because of the following factors: (1) the going concern value implicit in the Company's ability to sustain and/or grow its business by increasing reserves and resources through new discoveries; and (2) the requirement to record a deferred tax liability for the difference between the assigned values and the tax basis of assets acquired and liabilities assumed in a business combination at amounts that do not reflect fair value.

  Pro forma results of operations for Agnico-Eagle assuming the acquisition of Comaplex described above had occurred as of January 1, 2009 are shown below. On a pro forma basis, there would have been no effect on Agnico-Eagle's consolidated revenues:

	2010	2009
	Unaudited
Pro forma net income attributed to common shareholders	$331,516	$85,371
Pro forma net income per share — basic	$2.04	$0.55

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

11.   ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2011	2010
Trade payables	$104,699	$91,974
Wages payable	27,247	21,583
Accrued liabilities	47,462	33,390
Goldex mine government grant (note 6(b))	1,452	1,485
Other liabilities	22,687	11,943

	$203,547	$160,375

  In 2011 and 2010, the other liabilities balance mainly consisted of various employee payroll tax withholdings and other payroll taxes.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

12.   COMMITMENTS AND CONTINGENCIES

  As part of its ongoing business and operations, the Company has been required to provide assurance in the form of letters of credit for environmental and site restoration costs, custom credits, government grants and other general corporate purposes. As at December 31, 2011, the total amount of these guarantees was $119.0 million.

  Certain of the Company's properties are subject to royalty arrangements. The following are the most significant royalties:

  The Company has a royalty agreement with the Finnish government relating to the Kittila mine. Starting 12 months after the mining operations commenced, the Company is required to pay 2% on net smelter returns, defined as revenue less processing costs. The royalty is paid on a yearly basis the following year.

  The Company is committed to pay a royalty on production from the Meadowbank mine. The Nunavut Tunngavik-administered mineral claims are subject to production leases including a 12% net profits interest royalty from which annual deductions are limited to 85% of gross revenue. Production from Crown mining leases is subject to a royalty of up to 14% of adjusted net profits, as defined in the Northwest Territories and Nunavut Mining Regulations under the Territorial Lands Act (Canada).

  The Company is committed to pay a royalty on production from certain properties in the Abitibi area. The type of royalty agreements include but are not limited to net profits interest royalty and net smelter return royalty, with percentages ranging from 0.5% to 5%.

  The Company is committed to pay a royalty on production from certain properties in the Pinos Altos mine area. The type of royalty agreements include but are not limited to net profits interest royalty and net smelter return royalty, with percentages ranging from 2.5% to 3.5%.

  The Company is committed to pay a 2% royalty on future net smelter returns on the production of minerals from the Summit Gold project, acquired on December 20, 2011.

  In addition, the Company has the following purchase commitments:

Purchase Commitments
2012	$11,481
2013	7,141
2014	7,853
2015	4,671
2016	4,716
Subsequent years	26,452

Total	$62,314

LEASES	12 Months Ended
Dec. 31, 2011
LEASES
LEASES

13.   LEASES

  (a)
  Capital Leases

    In each of 2010 and 2009, the Company entered into five sale-leaseback agreements with third parties for various fixed and mobile equipment within Canada. These arrangements represent sale-leaseback transactions in accordance with ASC 840-40 — Sale-Leaseback Transactions. The sale-leaseback agreements have an average effective annual interest rate of 6.18% and the average length of the contracts is 4.5 years.

    All of the sale-leaseback agreements have end of lease clauses that qualify as bargain purchase options that the Company expects to execute. The total gross amount of assets recorded under sale-leaseback capital leases amounts to $33.6 million (2010 — $33.6 million).

    The Company has agreements with third party providers of mobile equipment that are used at the Meadowbank and Kittila mines. These arrangements represent capital leases in accordance with the guidance in ASC 840-30 — Capital Leases. The leases for mobile equipment at the Kittila mine are for 5 years and the leases for mobile equipment at the Meadowbank mine are for 5 years. The effective annual interest rate on the lease for mobile equipment at the Meadowbank mine is 5.64%. The effective annual interest rate on the lease for mobile equipment at the Kittila mine is 4.99%.

    The following is a schedule of future minimum lease payments under capital leases together with the present value of the net minimum lease payments as at December 31, 2011:

Year ending December 31:
2012	$12,714
2013	15,520
2014	8,829
2015	3,567
2016	—
Thereafter	—

Total minimum lease payments	40,630
Less amount representing interest	3,378

Present value of net minimum lease payments	$37,252

    The Company's capital lease obligations at December 31 are comprised of the following:

	2011	2010
Total future lease payments	$40,630	$54,476
Less: interest	3,378	5,865

	37,252	48,611
Less: current portion	11,068	10,592

Long-term portion of capital lease obligations	$26,184	$38,019

    At the end of 2011, the gross amount of assets recorded under capital leases, including sale-leaseback capital leases was $56.9 million (2010 — $56.9 million; 2009 — $51.7 million). The charge to income resulting from the amortization of assets recorded under capital leases is included in the "Amortization of property, plant and mine development" component of the consolidated statements of income (loss).

  (b)
  Operating Leases

    The Company has a number of operating lease agreements involving office space. Some of the leases for office facilities contain escalation clauses for increases in operating costs and property taxes. Future minimum lease payments required to meet obligations that have initial or remaining non-cancellable lease terms in excess of one year as at December 31, 2011 are as follows:

Minimum Lease Payments
2012	$1,676
2013	946
2014	755
2015	696
2016	696
Thereafter	3,822

Total	$8,591

    The portion of operating leases relating to rental expense was $0.9 million in 2011 (2010 — $4.1 million; 2009 — $3.7 million).

RESTRICTED CASH	12 Months Ended
Dec. 31, 2011
RESTRICTED CASH
RESTRICTED CASH

14.   RESTRICTED CASH

  As part of the Company's insurance programs fronted by a third party provider and reinsured through the Company's internal insurance program, the third party provider requires that cash of $3.4 million be restricted (2010 — $2.5 million).

  As part of the Company's tax planning, $32.0 million was contributed to a qualified environmental trust ("QET") in December 2011 to fulfil the requirement of financial security for costs related to the environmental remediation of the Goldex mine. Agnico-Eagle expects to incur the majority of these expenses in 2012.

FINANCIAL INSTRUMENTS	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
FINANCIAL INSTRUMENTS

15.   FINANCIAL INSTRUMENTS

  From time to time, Agnico-Eagle has entered into financial instruments with several financial institutions in order to hedge underlying cash flow and fair value exposures arising from changes in commodity prices, interest rates, equity prices or foreign currency exchange rates.

  In 2010 and 2011, financial instruments that subjected Agnico-Eagle to market risk and concentration of credit risk consisted primarily of cash and cash equivalents and short-term investments. Agnico-Eagle places its cash and cash equivalents and short-term investments in high quality securities issued by government agencies, financial institutions and major corporations and limits the amount of credit exposure by diversifying its holdings.

  Agnico-Eagle generates almost all of its revenues in US dollars. The Company's Canadian operations, which include the LaRonde, Lapa and Meadowbank mines, and the Meliadine project have Canadian dollar requirements for capital, operating and exploration expenditures. In addition, the Company's Goldex mine, which suspended operations on October 19, 2011, has Canadian dollar requirements.

  The Company utilizes foreign exchange hedges to reduce the variability in expected future cash flows arising from changes in foreign currency exchange. The hedged items represent a portion of the Canadian dollar denominated cash outflows arising from Canadian dollar denominated expenditures in 2011 and 2012.

  During the year, the Company entered into forward contracts with an ineffective cash flow hedging relationship that did not qualify for hedge accounting. The forward contracts hedged $150 million of 2011 expenditures and nil of 2012 expenditures at an average rate of US$1.00 = C$0.99. There were no similar foreign exchange forward contracts in 2010. The hedges that expired during the year resulted in a realized loss of $1.4 million. As of December 31, 2011 all ineffective cash flow hedges had expired.

  The forward contracts with a cash flow hedging relationship that did qualify for hedge accounting, hedged $60 million of 2011 expenditures at an average rate of US$1.00 = C$0.99 and $300 million of 2012 expenditures. $25 million will expire each month during 2012 at an average rate of US$1.00 = C$1.01. There were no similar effective foreign exchange forward contracts in 2010. The $60 million of hedges that expired during the year resulted in a realized loss of $1.5 million. As of December 31, 2011, the Company recognized a mark-to-market loss of $4.4 million in accumulated other comprehensive income (loss). Amounts deferred in accumulated other comprehensive income (loss) are reclassified to Production costs on the statements of income (loss) and comprehensive income (loss), as applicable, when the hedged transaction has occurred. The mark-to-market loss is recorded at fair value based on broker-dealer quotations that utilize period end forward pricing of the currency hedged.

  The Company's other foreign currency derivative strategies in 2011 consisted mainly of writing US dollar call options with short maturities to generate premiums that would, in essence, enhance the spot transaction rate received when exchanging US dollars to Canadian dollars. All of these derivative transactions expired prior to year-end such that no derivatives were outstanding as of December 31, 2011. The Company's foreign currency derivative strategy generated $5.0 million in call option premiums for the year ended December 31, 2011 (2010 — $4.9 million) that were recognized in the Gain on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss).

  In addition, the Company recognized a loss of $3.4 million (2010 — $3.1 million) on intra-quarter silver financial instruments associated with timing of sales of silver products during 2011 that were recognized in the "(Gain) loss on derivative financial instruments" line item of the consolidated statements of income (loss) and comprehensive income (loss). There were no silver financial instruments outstanding at December 31, 2011 or December 31, 2010.

  In the first quarter of 2011, to mitigate the risks associated with fluctuating zinc prices, the Company entered into a zero-cost collar to hedge the price on a portion of zinc associated with the LaRonde mine's 2011 production. The purchase of zinc put options was financed through selling zinc call options at a higher level such that the net premium payable to the counterparty by the Company is nil.

  A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc call options were written at a strike price of $2,500 (2010 — $2,500) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). A total of 20,000 metric tonnes (2010 — 15,000 metric tonnes) of zinc put options were purchased at a strike price of $2,200 (2010 — $2,200) per metric tonne with 2,000 metric tonnes (2010 — 1,500 metric tonnes) expiring each month beginning February 28, 2011 (2010 — March 31, 2010). While setting a minimum price, the zero-cost collar strategy also limits participation to zinc prices above $2,500 (2010 — $2,500) per metric tonne. These contracts did not qualify for hedge accounting under ASC 815 — Derivatives and Hedging. Gains or losses, along with mark-to-market adjustments, were recognized in the Gain on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss). All options entered into during the year expired during the year resulting in a realized gain of $3.4 million (2010 — $3.7 million).

  The following table sets out the changes in the Accumulated other comprehensive income (loss) ("AOCI") balances recorded in the consolidated financial statements pertaining to the foreign exchange hedging activities. The fair values, based on calculated mark-to-market valuations, of recorded derivative related assets and liabilities and their corresponding entries to AOCI reflect the netting of the fair values of individual derivative financial instruments.

	2011	2010
AOCI, beginning of year	$—	$—
Loss reclassified from AOCI into production cost	1,459	—
Loss recognized in OCI	(5,863)	—

AOCI, end of year	$(4,404)	$—

  As at December 31, 2011 and 2010, there were no metal derivative positions. The Company may from time to time utilize short-term (including intra-quarter) financial instruments as part of its strategy to minimize risks and optimize returns on its byproduct metal sales.

  Other required derivative disclosures can be found in note 7(e), Accumulated other comprehensive income (loss).

  The following table provides a summary of the amounts recognized in the Gain on derivative financial instruments line item of the consolidated statements of income (loss) and comprehensive income (loss):

	2011	2010	2009
Premiums realized on written foreign exchange call options	$4,995	$4,845	$4,494
Realized gain on foreign exchange extendible flat forward	—	1,797	—
Realized loss on foreign exchange forwards	(1,407)	—	—
Realized gain on foreign exchange collar	—	711	—
Mark-to-market gain on foreign exchange extendible flat forward	—	142	—
Realized gain (loss) on zinc financial instruments	3,419	3,733	(752)
Realized gain (loss) on copper financial instruments	79	(558)	(150)
Realized loss on silver financial instruments	(3,403)	(3,058)	—

	$3,683	$7,612	$3,592

  Agnico-Eagle's exposure to interest rate risk at December 31, 2011 relates to its cash and cash equivalents, short-term investments and restricted cash totaling $221.5 million (2010 — $104.6 million) and the Credit Facility. The Company's short-term investments and cash equivalents have a fixed weighted average interest rate of 0.61% (2010 — 0.56%).

  The fair values of Agnico-Eagle's current financial assets and liabilities approximate their carrying values as at December 31, 2011.

GENERAL AND ADMINISTRATIVE	12 Months Ended
Dec. 31, 2011
GENERAL AND ADMINISTRATIVE
GENERAL AND ADMINISTRATIVE

16.   GENERAL AND ADMINISTRATIVE

  Due to a kitchen fire at the Meadowbank mine in March 2011, the Company recognized a loss on disposal of the kitchen of $6.9 million, incurred related costs of $7.4 million, and also recognized an insurance receivable for $11.2 million. The difference of $3.1 million was recognized in the "General and administrative" line item of the consolidated statements of income (loss) and comprehensive income (loss) during the year. The Company's exposure to insurance losses related to this claim is limited to the $3.1 million exposure through its captive insurance company.

  During the year, $2.4 million of insurance proceeds were received and as at December 31, 2011 the Company had a remaining insurance receivable of $8.8 million (note 2(a)).

LOSS ON GOLDEX MINE	12 Months Ended
Dec. 31, 2011
LOSS ON GOLDEX MINE
LOSS ON GOLDEX MINE

17.   LOSS ON GOLDEX MINE

  On October 19, 2011, the Company announced that it was suspending mining operations and gold production at the Goldex mine in Quebec, Canada effective immediately. This decision followed the receipt of an opinion from a second rock mechanics consulting firm which recommended that underground mining operations be halted. It appeared that a weak volcanic rock unit in the hanging wall of the Goldex mine deposit had failed. This rock failure is thought to extend between the top of the deposit and surface. As a result, this structure has allowed an increase in ground water to flow into the mine. This water flow has likely contributed to further weakening and movement of the rock mass.

  Agnico-Eagle has written off its investment in the Goldex mine (net of expected residual value), written off the underground ore stockpile, and recorded a provision for the anticipated costs of environmental remediation. Given the amount of uncertainty in estimating the fair value of the Goldex mine property, plant, and mine development, the Company determined that the fair value was equal to the residual value. All of the remaining 1.6 million ounces of proven and probable gold reserves at the Goldex mine, other than the ore stockpiled on surface, have been reclassified as mineral resources. The Goldex mine is part of the "Canada" segment as shown in Note 19.

  The mill processed feed from the remaining surface stockpile at the Goldex mine in October 2011.

Impairment loss on Goldex mine property, plant, and mine development	$237,110
Loss on underground ore stockpile	16,641
Supplies inventory obsolescence provision	1,915
Increase in environmental remediation liability	47,227

Loss on Goldex mine (before income and mining taxes)	$302,893

  The environmental remediation liability for the anticipated costs of remediation associated with the Company's Goldex mine requires management to make estimates and judgments that affect the reported amount. In making judgments in accordance with US GAAP, the Company uses estimates based on historical experience and various assumptions that are considered reasonable in the circumstances. Actual results may differ from these estimates.

IMPAIRMENT LOSS ON MEADOWBANK MINE	12 Months Ended
Dec. 31, 2011
IMPAIRMENT LOSS ON MEADOWBANK MINE
IMPAIRMENT LOSS ON MEADOWBANK MINE

18.   IMPAIRMENT LOSS ON MEADOWBANK MINE

  For the year ended December 31, 2011 the Company performed a full review of the Meadowbank mine operations and updated the related life of mine plan. This review considered the exploration potential of the area, the current mineral reserves and resources, the projected operating costs in light of the persistently high operating costs experienced since commencement of commercial operations, metallurgical performance and gold price. These served as inputs into pit optimizations to determine which reserves and resources could be economically mined and be considered as mineable mineral reserves. As a result of these factors, an updated mine plan with a shorter mine life was developed and cash flows calculated, resulting in an impairment charge to the Meadowbank mine carrying value of $907.7 million. The Meadowbank mine previously had a property, plant and mine development book value of approximately $1.7 billion.

  Net estimated future cash flows from the Meadowbank mine were calculated, on an undiscounted basis, based on best estimates of future gold production, which were based on long-term gold prices from $1,250 to $1,553 per ounce (in real terms), foreign exchange rates from US$0.92:C$1 to US$0.97:C$1, increased cost estimates based on revised operating levels, average gold recovery of 92.9% and expected continuation of operations to 2017, including the processing of stockpiled ore. Future expected operating costs, capital expenditures, and asset retirement obligations were based on the updated life of mine plan. The fair value was calculated by discounting the estimated future net cash flows using a 5% interest rate (in real terms), commensurate with the estimated level of risk. Management's estimate of future cash flows is subject to risk and uncertainties. Therefore, it is reasonably possible that changes could occur which may affect the recoverability of the Company's long-lived assets and may have a material effect on the Company's results of operations and financial position. The Meadowbank mine is a part of the "Canada" segment as shown in Note 19.

SEGMENTED INFORMATION	12 Months Ended
Dec. 31, 2011
SEGMENTED INFORMATION
SEGMENTED INFORMATION

19.   SEGMENTED INFORMATION

  Agnico-Eagle operates in a single industry, namely exploration for and production of gold. The Company's primary operations are in Canada, Mexico, and Finland. The Company identifies its reportable segments as those operations whose operating results are reviewed by the Chief Executive Officer and Chief Operating Officer, and that represent more than 10% of the combined revenue, profit or loss or total assets of all reported operating segments. The following are the reporting segments of the Company and reflect how the Company manages its business and how it classifies its operations for planning and measuring performance:

Canada:	LaRonde mine, Lapa mine, Goldex mine, Meadowbank mine, Meliadine project and the Regional Office
Europe:	Kittila mine
Latin America:	Pinos Altos mine, Creston Mascota deposit at Pinos Altos and the La India project
Exploration:	USA Exploration office, Europe Exploration office, Canada Exploration offices, and the Latin America Exploration office

  The accounting policies of the reporting segments are the same as those described in the summary of significant accounting policies. There are no transactions between the reported segments affecting revenue. Production costs for the reported segments are net of intercompany transactions. Of the $229.3 million of goodwill reflected on the consolidated balance sheets at December 31, 2011, $200.1 million relates to the Meliadine project that is a component of the Canada segment and $29.2 million relates to the La India project that is a component of the Latin America segment.

  Corporate Head Office assets are included in the "Canada" segment and specific corporate income and expense items are noted separately below.

  Certain items in the comparative segmented information relating to the Meliadine project have been reclassified from the "Exploration" segment to the "Canada" segment.

  On May 1, 2009, both the Lapa mine and the Kittila mine achieved commercial production. The Pinos Altos mine achieved commercial production on November 1, 2009. The Meadowbank mine achieved commercial production on March 1, 2010. The Creston Mascota deposit at Pinos Altos achieved commercial production on March 1, 2011. The LaRonde mine extension achieved commercial production on December 1, 2011.

Year Ended December 31, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Loss on Goldex Mine	Impairment Loss on Meadowbank Mine	Segment Income (Loss)
Canada	$1,217,858	$619,987	$198,219	$—	$2,825	$302,893	$907,681	$(813,747)
Europe	225,612	110,477	26,574	—	1,063	—	—	87,498
Latin America	378,329	145,614	36,988	—	(4,955)	—	—	200,682
Exploration	—	—	—	75,721	(15)	—	—	(75,706)

	$1,821,799	$876,078	$261,781	$75,721	$(1,082)	$302,893	$907,681	$(601,273)

Segment loss	$(601,273)
Corporate and Other
Interest and sundry expense	(5,188)
Net loss on sale and write-down of available-for-sale securities	(3,662)
Gain on derivative financial instruments	3,683
General and administrative	(107,926)
Provincial capital tax	(9,223)
Interest expense	(55,039)

Loss before income and mining taxes	$(778,628)

Year Ended December 31, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$1,086,744	$499,621	$140,024	$—	$22,815	$424,284
Europe	160,140	87,735	31,231	—	(2,780)	43,954
Latin America	175,637	90,116	21,134	—	(2,126)	66,513
Exploration	—	—	97	54,958	1,627	(56,682)

	$1,422,521	$677,472	$192,486	$54,958	$19,536	$478,069

Segment income	$478,069
Corporate and Other
Interest and sundry income	10,254
Gain on acquisition of Comaplex, net	57,526
Gain on sale of available-for-sale securities	19,487
Gain on derivative financial instruments	7,612
General and administrative	(94,327)
Provincial capital tax	6,075
Interest expense	(49,493)

Income before income and mining taxes	$435,203

Year Ended December 31, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$538,123	$252,035	$60,028	$—	$36,499	$189,561
Europe	61,457	42,464	10,909	—	3,582	4,502
Latin America	14,182	11,819	1,524	—	(250)	1,089
Exploration	—	—	—	36,279	—	(36,279)

	$613,762	$306,318	$72,461	$36,279	$39,831	$158,873

Segment income	$158,873
Corporate and Other
Interest and sundry income	12,580
Gain on sale of available-for-sale securities	10,142
Gain on derivative financial instruments	3,592
General and administrative	(63,687)
Provincial capital tax	(5,014)
Interest expense	(8,448)

Income before income and mining taxes	$108,038

	Total Assets as at
	December 31, 2011	December 31, 2010
Canada	$3,205,158	$4,179,446
Europe	771,714	679,258
Latin America	1,020,078	619,263
Exploration	37,312	22,384

	$5,034,262	$5,500,351

	Capital Expenditures
	2011	2010	2009
Canada	$319,728	$1,004,129	$435,098
Europe	95,549	67,894	84,955
Latin America	313,669	103,131	136,706
Exploration	8,418	97	—

	$737,364	$1,175,251	$656,759

SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2011
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

20.   SUBSEQUENT EVENTS

  On January 23, 2012, the Company acquired the remaining outstanding shares of Grayd it did not already own, pursuant to a previously announced compulsory acquisition carried out under the provisions of the Business Corporations Act (British Columbia). The January 23, 2012 purchase price of $11.8 million was comprised of $9.3 million in cash and 68,941 newly issued Agnico-Eagle shares.

  On February 16, 2012, Agnico-Eagle announced that the Board of Directors approved the payment of a quarterly cash dividend of $0.20 per common share, payable on March 15, 2012 to holders of record of the common shares of the Company on March 1, 2012.

ALLEGED SECURITIES CLASS ACTION LAWSUITS	12 Months Ended
Dec. 31, 2011
ALLEGED SECURITIES CLASS ACTION LAWSUITS
ALLEGED SECURITIES CLASS ACTION LAWSUITS

21.   ALLEGED SECURITIES CLASS ACTION LAWSUITS

  On November 7 and 22, 2011, the Company, three of its senior executive officers and two also being directors, and one of its former senior executive officers and directors were named as defendants in two putative class action lawsuits, styled Jerome Stone v. Agnico-Eagle Mines Ltd., et al., and Chris Hastings v. Agnico-Eagle Mines Limited, et al., which were filed in the United States District Court for the Southern District of New York. These actions purport to be brought on behalf of all persons who purchased the Company's securities during the period March 26, 2010 through October 19, 2011 (the "Class Period"). The lawsuits allege, among other things, that the Company violated the U.S. securities laws by making a series of material misrepresentations and/or omitting to disclose material information during the Class Period, thereby artificially inflating the price of the Company's securities. The original complaints seek, among other things, (i) a determination that the action is a proper class action, and (ii) awards for unspecified damages and interest, costs and expenses. On February 6, 2012, the court entered an order consolidating the Stone and Hastings actions under the caption In re Agnico-Eagle Mines Ltd. Securities Litigation and appointing a lead plaintiff (not one of the plaintiffs who filed the original complaints). The lead plaintiff has until April 6, 2012 to file a consolidated amended complaint. Defendants will then respond to the consolidated amended complaint, including filing a motion to dismiss for failure to state a claim under the U.S. securities laws, if they deem it appropriate. Eberhard Scherkus, one of the three executives employed by Agnico-Eagle at the time the case was filed and named as a defendant in the lawsuits, resigned as a director and officer of the company effective February 15, 2012.

  On March 8, 2012, a Notice of Action was issued by AF A Livforsakringsaktiebolag, AF A Sjukforsakringsaktiebolag, AF A Trygg Hetsforsakrfngsaktiebolag, Kollektiv a Vtalsstfftelsen Trygghetsfonden TSL, and William Leslie against the Company and certain of its current and former officers and directors. The Notice alleges, among other things, that the Company failed to disclose the specific risks regarding ongoing water inflow at the Goldex mine. The Notice was issued by the plaintiffs as a proposed class action on behalf of all persons who acquired securities of the Company during the period March 26, 2010 to October 19, 2011. The plaintiffs seek to certify the action as a class action and seek damages of $250 million.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of consolidation

Basis of consolidation

        These consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries and entities in which it has a controlling financial interest after the elimination of intercompany accounts and transactions. The Company has a controlling financial interest if it owns a majority of the outstanding voting common stock or has significant control over an entity through contractual arrangements or economic interests of which the Company is the primary beneficiary.

Cash and cash equivalents

Cash and cash equivalents

        Cash and cash equivalents include cash on hand and short-term investments in money market instruments with remaining maturities of three months or less at the date of purchase. Short-term investments are designated as held to maturity for accounting purposes and are carried at amortized cost, which approximates market value given the short-term nature of these investments. Agnico-Eagle places its cash and cash equivalents and short-term investments in high quality securities issued by government agencies, financial institutions and major corporations and limits the amount of credit exposure by diversifying its holdings.

Inventories

Inventories

        Inventories consist of ore stockpiles, concentrates, dore bars and supplies. Amounts are removed from inventory based on average cost. The current portion of stockpiles, ore on leach pads and inventories are determined based on the expected amounts to be processed within the next 12 months. Stockpiles, ore on leach pads and inventories not expected to be processed within the next 12 months are classified as long term.

Stockpiles

        Stockpiles consist of coarse ore that has been mined and hoisted from underground or delivered from an open pit that is available for further processing and in-stope ore inventory in the form of drilled and blasted stopes ready to be mucked and hoisted to the surface. The stockpiles are measured by estimating the tonnage, contained ounces (based on assays) and recovery percentages (based on actual recovery rates achieved for processing similar ore). Specific tonnages are verified and compared to original estimates once the stockpile is milled. Ore stockpiles are valued at the lower of net realizable value and mining costs incurred up to the point of stockpiling the ore. The net realizable value of stockpiled ore is assessed by comparing the sum of the carrying value plus future processing and selling costs to the expected revenue to be earned, which is based on the estimated volume and grade of stockpiled ore.

        Mining costs include all costs associated with mining operations and are allocated to each tonne of stockpiled ore. Costs fully absorbed into inventory values include direct and indirect materials and consumables, direct labour, utilities and amortization of mining assets incurred up to the point of stockpiling the ore. Royalty expenses and production taxes are included in production costs, but are not capitalized into inventory. Stockpiles are generally processed within twelve months of extraction, with the exception of certain amounts of the Pinos Altos mine's, Kittila mine's and Meadowbank mine's ore stockpiles. Due to the structure of these ore bodies, a significant amount of drilling and blasting is incurred in the early years of its mine life, which results in a long-term stockpile. The decision to process stockpiled ore is based on a net smelter return analysis. The Company processes its stockpiled ore if its estimated revenue, on a per tonne basis and net of estimated smelting and refining costs, is greater than the related mining and milling costs. The Company has never elected to not process stockpiled ore and does not anticipate departing from this practice in the future. Stockpiled ore on the surface is exposed to the elements, but the Company does not expect its condition to deteriorate significantly as a result.

        Pre-production stripping costs are capitalized until an "other than de minimis" level of mineral is produced, after which time such costs are either capitalized to inventory or expensed. The Company considers various relevant criteria to assess when an "other than de minimis" level of mineral is produced. The criteria considered include: (1) the number of ounces mined compared to total ounces in mineral reserves; (2) the quantity of ore mined compared to the total quantity of ore expected to be mined over the life of the mine; (3) the current stripping ratio compared to the expected stripping ratio over the life of the mine; and (4) the ore grade compared to the expected ore grade over the life of the mine.

Concentrates and dore bars

        Concentrates and dore bar inventories consist of concentrates and dore bars for which legal title has not yet passed to third-party smelters. Concentrates and dore bar inventories are measured based on assays of the processed concentrates and are valued based on the lower of net realizable value and the fully absorbed mining and milling costs associated with extracting and processing the ore.

Supplies

        Supplies, consisting of mine stores inventory, are valued at the lower of average cost and replacement cost.

Mining properties, plant and equipment and mine development costs

Mining properties, plant and equipment and mine development costs

        Significant payments related to the acquisition of land and mineral rights are capitalized as mining properties at cost. If a mineable ore body is discovered, such costs are amortized to income when production begins, using the unit-of-production method, based on estimated proven and probable reserves. If no mineable ore body is discovered, such costs are expensed in the period in which it is determined that the property has no future economic value.

        Expenditures for new facilities and improvements that can extend the useful lives of existing facilities are capitalized as plant and equipment at cost. Interest costs incurred for the construction of significant projects are capitalized.

        Mine development costs incurred after the commencement of production are capitalized or deferred to the extent that these costs benefit the entire ore body. Costs incurred to access single ore blocks are expensed as incurred; otherwise, such vertical and horizontal developments are classified as mine development costs.

        Agnico-Eagle records amortization on both plant and equipment and mine development costs used in commercial production on a unit-of-production basis based on the estimated tonnage of proven and probable mineral reserves of the mine. The unit-of-production method defines the denominator as the total proven and probable tonnes of reserves.

        Repairs and maintenance expenditures are charged to income as production costs. Assets under construction are not depreciated until the end of the construction period. Upon achieving commercial production, the capitalized construction costs are transferred to the various categories of plant and equipment.

        Mineral exploration costs are charged to income in the year in which they are incurred. When it is determined that a mining property can be economically developed as a result of established proven and probable reserves, the costs of drilling and development to further delineate the ore body on such property are capitalized. The establishment of proven and probable reserves is based on results of final feasibility studies, which indicate whether a property is economically feasible. Upon commencement of the commercial production of a development project, these costs are transferred to the appropriate asset category and are amortized to income using the unit-of-production method mentioned above. Mine development costs, net of salvage values, relating to a property that is abandoned or considered uneconomic for the foreseeable future are written off.

        The carrying values of mining properties, plant and equipment and mine development costs are reviewed periodically, when impairment factors exist, for possible impairment, based on the future undiscounted net cash flows of the operating mine or development property. If it is determined that the estimated net recoverable amount is less than the carrying value, then a write down to the estimated fair value amount is made with a charge to income. Estimated future cash flows of an operating mine or development property include estimates of recoverable ounces of gold based on proven and probable reserves. To the extent that economic value exists beyond the proven and probable reserves of an operating mine or development property, this value is included as part of the estimated future cash flows. Estimated future cash flows also involve estimates regarding metal prices (considering current and historical prices, price trends and related factors), production levels, capital and reclamation costs, and related income and mining taxes, all based on detailed engineering life-of-mine plans. Cash flows are subject to risks and uncertainties and changes in the estimates of the cash flows may affect the recoverability of long-lived assets.

Goodwill

Goodwill

        Business combinations are accounted for using the purchase method whereby assets and liabilities acquired are recorded at their fair values as of the date of acquisition and any excess of the purchase price over such fair values is recorded as goodwill. As of the date of acquisition, goodwill is allocated to reporting units by determining estimates of the fair value allocated to each reporting unit and comparing this amount to the fair values of identifiable assets and liabilities allocated to each reporting unit. Goodwill is not amortized.

        The Company performs goodwill impairment tests on an annual basis as well as when events and circumstances indicate that the carrying amounts may no longer be recoverable. In performing the impairment tests, the Company estimates the fair values of its reporting units that include goodwill and compares those fair values to the reporting units' carrying amounts. If a reporting unit's carrying amount exceeds its fair value, the Company compares the implied fair value of the reporting unit's goodwill to the carrying amount and any excess of the carrying amount of goodwill over the implied fair value is charged to income.

Financial instruments

Financial instruments

        From time to time, Agnico-Eagle uses derivative financial instruments, primarily option and forward contracts, to manage exposure to fluctuations in byproduct metal prices, interest rates and foreign currency exchange rates. Agnico-Eagle does not hold financial instruments or derivative financial instruments for trading purposes.

        The Company recognizes all derivative financial instruments in the consolidated financial statements at fair value regardless of the purpose or intent for holding the instrument. Changes in the fair value of derivative financial instruments are either recognized periodically in the consolidated statement of income (loss) or in shareholders' equity as a component of accumulated other comprehensive income (loss), depending on the nature of the derivative financial instrument and whether it qualifies for hedge accounting. Financial instruments designated as hedges are tested for effectiveness on a quarterly basis. Gains and losses on those contracts that are proven to be effective are reported as a component of the related transaction.

Revenue recognition

Revenue recognition

        Revenue is recognized when the following conditions are met:

    (a)
    persuasive evidence of an arrangement to purchase exists;

    (b)
    the price is determinable;

    (c)
    the product has been delivered; and

    (d)
    collection of the sales price is reasonably assured.

        Revenue from gold and silver in the form of dore bars is recorded when the refined gold or silver is sold and delivered to the customer. Generally, all the gold and silver in the form of dore bars recovered in the Company's milling process is sold in the period in which it is produced.

        Under the terms of the Company's concentrate sales contracts with third-party smelters, final prices for the metals contained in the concentrate are set based on the prevailing spot market metal prices on a specified future date, which is based on the date that the concentrate is delivered to the smelter. The Company records revenues under these contracts based on forward prices at the time of delivery, which is when transfer of legal title to concentrate passes to the third-party smelters. The terms of the contracts result in differences between the recorded estimated price at delivery and the final settlement price. These differences are adjusted through revenue at each subsequent financial statement date.

        Revenues from mining operations consist of gold revenues, net of smelting, refining, transportation and other marketing charges. Revenues from byproduct metals sales are shown, net of smelter charges, as part of revenues from mining operations.

Foreign currency translation

Foreign currency translation

        The functional currency for each of the Company's operations is the US dollar. Monetary assets and liabilities of Agnico-Eagle's operations denominated in a currency other than the US dollar are translated into US dollars using the exchange rate in effect at year end. Non-monetary assets and liabilities are translated at historical exchange rates while revenues and expenses are translated at the average exchange rate during the year, with the exception of amortization, which is translated at historical exchange rates. Exchange gains and losses are included in income except for gains and losses on foreign currency contracts used to hedge specific future commitments in foreign currencies. Gains and losses on these contracts are accounted for as a component of the related hedge transactions.

Reclamation costs

Reclamation costs

        On an annual basis, the Company assesses cost estimates and other assumptions used in the valuation of Asset Retirement Obligations ("ARO") at each of its mineral properties to reflect events, changes in circumstances and new information available. Changes in these cost estimates and assumptions have a corresponding impact on the fair value of the ARO. For closed mines, any change in the fair value of AROs results in a corresponding charge or credit within other expenses, whereas at operating mines the charge is recorded as an adjustment to the carrying amount of the corresponding asset. AROs arise from the acquisition, development, construction and normal operation of mining property, plant and equipment due to government controls and regulations that protect the environment on the closure and reclamation of mining properties. The major parts of the carrying amount of AROs relate to tailings and heap leach pad closure/rehabilitation; demolition of buildings/mine facilities; ongoing water treatment; and ongoing care and maintenance of closed mines. The fair values of AROs are measured by discounting the expected cash flows using a discount factor that reflects the credit-adjusted risk-free rate of interest. The Company prepares estimates of the timing and amount of expected cash flows when an ARO is incurred. Expected cash flows are updated to reflect changes in facts and circumstances. The principal factors that can cause expected cash flows to change are: the construction of new processing facilities; changes in the quantities of material in reserves and a corresponding change in the life of mine plan; changing ore characteristics that have an impact on required environmental protection measures and related costs; changes in water quality that have an impact on the extent of water treatment required; and changes in laws and regulations governing the protection of the environment. When expected cash flows increase, the revised cash flows are discounted using a current discount factor; whereas when expected cash flows decrease, the reduced cash flows are discounted using the historical discount factor used in the original estimation of the expected cash flows, and then in both cases any change in the fair value of the ARO is recorded. Agnico-Eagle records the fair value of an ARO when it is incurred. AROs are adjusted to reflect the passage of time (accretion), which is calculated by applying the discount factor implicit in the initial fair value measurement to the beginning of period carrying amount of the ARO. For producing mines, accretion expense is recorded in the cost of goods sold each period. Upon settlement of an ARO, Agnico-Eagle records a gain or loss if the actual cost differs from the carrying amount of the ARO. Settlement gains/losses are recorded in other (income) expenses.

        Environmental remediation liabilities are differentiated from AROs in that they do not arise from environmental contamination in the normal operation of a long-lived asset or from a legal obligation to treat environmental contamination resulting from the acquisition, construction, or development of a long-lived asset. The Company is required to recognize a liability for obligations associated with environmental remediation liabilities arising from past acts.

        Other environmental remediation costs that are not AROs or environmental remediation liabilities as defined by the Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") 410-20 — Asset Retirement Obligations and 410-30 — Environmental Obligations, respectively, are expensed as incurred.

Income and mining taxes

Income and mining taxes

        Agnico-Eagle follows the liability method of tax allocation for accounting for income taxes. Under this method of tax allocation, deferred income and mining tax bases of assets and liabilities are measured using the enacted tax rates and laws expected to be in effect when the differences are expected to reverse.

        The Company's operations involve dealing with uncertainties and judgments in the application of complex tax regulations in multiple jurisdictions. The final taxes paid are dependent upon many factors, including negotiations with taxation authorities in various jurisdictions and resolution of disputes arising from federal, provincial, state and international tax audits. The Company recognizes the effect of uncertain tax positions and records tax liabilities for anticipated tax audit issues in Canada and other tax jurisdictions where it is more likely than not based on technical merits that the position would not be sustained. The Company recognizes the amount of any tax benefits that have a greater than 50 percent likelihood of being ultimately realized upon settlement.

        Changes in judgment related to the expected ultimate resolution of uncertain tax positions are recognized in the year of such changes. Accrued interest and penalties related to unrecognized tax benefits are recorded in income tax expense when incurred. The Company adjusts these reserves in light of changing facts and circumstances; however, due to the complexity of some of these uncertainties, the ultimate resolution may result in a payment that is materially different from the Company's current estimate of the tax liabilities. If the Company's estimate of tax liabilities proves to be less than the ultimate assessment, an additional charge to expenses would result. If the estimate of tax liabilities proves to be greater than the ultimate assessment, a tax benefit would result.

Stock based compensation

Stock-based compensation

        Agnico-Eagle has two stock-based compensation plans. The Employee Stock Option Plan and the Incentive Share Purchase Plan are described in note 8(a) and note 8(b), respectively, to the consolidated financial statements. The Company issues common shares to settle its obligations under both plans.

        The Employee Stock Option Plan provides for the granting of options to directors, officers, employees and service providers to purchase common shares. Options have exercise prices equal to the market price on the day prior to the date of grant. The fair value of these options is recognized in the consolidated statements of income (loss) or in the consolidated balance sheets if capitalized as part of property, plant and mine development over the applicable vesting period as a compensation cost. Any consideration paid by employees on exercise of options or purchase of common shares is credited to share capital.

        Fair value is determined using the Black-Scholes option valuation model which requires the Company to estimate the expected volatility of the Company's share price and the expected life of the stock options. Limitations with existing option valuation models and the inherent difficulties associated with estimating these variables create difficulties in determining a reliable single measure of the fair value of stock option grants. The dilutive impact of stock option grants is factored into the Company's reported diluted net income per share.

Net Income per share

Net income (loss) per share

        Basic net income (loss) per share is calculated on net income (loss) for the year using the weighted average number of common shares outstanding during the year. The weighted average number of common shares used to determine diluted net income per share includes an adjustment, using the treasury stock method, for stock options outstanding and warrants outstanding. Under the treasury stock method:

  •
  the exercise of options or warrants is assumed to be at the beginning of the period (or date of issuance, if later);

  •
  the proceeds from the exercise of options or warrants, plus, in the case of options, the future period compensation expense on options granted on or after January 1, 2003, are assumed to be used to purchase common shares at the average market price during the period; and

  •
  the incremental number of common shares (the difference between the number of shares assumed issued and the number of shares assumed purchased) is included in the denominator of the diluted net income per share computation.

Pension costs and obligations and post-retirement benefits

Pension costs and obligations and post-retirement benefits

        In Canada, Agnico-Eagle maintains a defined contribution plan covering all of its employees. The plan is funded by Company contributions based on a percentage of income for services rendered by employees. In addition, the Company has a supplemental plan for designated executives at the level of Vice-President or above. Under this plan an additional 10% of the designated executives' income are contributed by the Company. The Company does not offer any other post-retirement benefits to its employees.

        Agnico-Eagle also provides a non-registered supplementary executive retirement defined benefit plan for certain senior officers (the "Executives Plan"). The Executives Plan benefits are generally based on the employee's years of service and level of compensation. Pension expense related to the Executives Plan is the net of the cost of benefits provided, the interest cost of projected benefits, return on plan assets and amortization of experience gains and losses. Pension fund assets are measured at current fair values. Actuarially determined plan surpluses or deficits, experience gains or losses and the cost of pension plan improvements are amortized on a straight-line basis over the expected average remaining service life of the employee group.

Commercial Production

Commercial production

        The Company assesses each mine construction project to determine when a mine moves into the production stage. The criteria used to assess the start date are determined based on the nature of each mine construction project, such as the complexity of a plant and its location. The Company considers various relevant criteria to assess when the mine is substantially complete and ready for its intended use and moved into the production stage. The criteria considered include: (1) the completion of a reasonable period of testing of mine plant and equipment; (2) the ability to produce minerals in saleable form (within specifications); and (3) the ability to sustain ongoing production of minerals. When a mine construction project moves into the production stage, the capitalization of certain mine construction costs ceases and costs are either capitalized to inventory or expensed, except for sustaining capital costs related to property, plant and equipment and underground mine development or reserve development.

TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2011
TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS
Trade receivables in respect of sales of bullion and concentrates to third parties

	2011	2010
Dore bars awaiting settlement	$—	$24,281
Concentrates awaiting settlement	75,899	88,668

	$75,899	$112,949

Revenues from mining operations

	2011	2010	2009
Revenues from mining operations:
Gold	$1,563,760	$1,216,249	$474,875
Silver	171,725	104,544	59,155
Zinc	70,522	77,544	57,034
Copper	14,451	22,219	22,571
Lead	1,341	1,965	127

	$1,821,799	$1,422,521	$613,762

OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2011
OTHER ASSETS
Schedule of other current assets

	2011	2010
Federal, provincial and other sales taxes receivable	$51,603	$63,553
Prepaid expenses	25,540	10,449
Meadowbank insurance receivable	8,765	—
Prepaid royalty(i)	7,684	5,282
Employee loans receivable	5,567	4,498
Other	11,210	5,191
Government refundables for local community improvements	—	803

	$110,369	$89,776

    (i)
    The prepaid royalty relates to the Pinos Altos mine in Mexico.

Schedule of available-for-sale securities

	2011	2010
Available-for-sale securities in an unrealized gain position
Cost (net of impairments)	$127,344	$50,958
Unrealized gains in accumulated other comprehensive income	16,408	48,151

Estimated fair value	143,752	99,109

Available-for-sale securities in an unrealized loss position
Cost (net of impairments)	1,717	—
Unrealized losses in accumulated other comprehensive income	(58)	—

Estimated fair value	1,659	—

Total estimated fair value of available-for-sale securities	$145,411	$99,109

Schedule of other non-current assets

	2011	2010
Deferred financing costs, less accumulated amortization of $5,809 (2010 — $2,249)	$15,777	$16,780
Long-term ore in stockpile(i)	64,392	27,409
Prepaid royalty(ii)	—	8,777
Other	7,879	8,536

	$88,048	$61,502

    (i)
    Due to the structure of the Goldex mine, Pinos Altos mine, Kittila mine, and Meadowbank mine ore bodies, a significant amount of drilling and blasting is incurred in the early years of its mine life resulting in a long-term stockpile. The value of the stockpile at December 31, 2011 is nil (2010 — $15.0 million) for the Goldex mine, $7.1 million (2010 — $12.4 million) for the Pinos Altos mine, $8.0 million (2010 — nil) for the Kittila mine and $49.3 million (2010 — nil) for the Meadowbank mine.

    (ii)
    The prepaid royalty relates to the Pinos Altos mine in Mexico.

PROPERTY, PLANT AND MINE DEVELOPMENT (Tables)	12 Months Ended
Dec. 31, 2011
PROPERTY, PLANT AND MINE DEVELOPMENT
Schedule of property, plant and mine development
	2011				2010
	Cost		Accumulated Amortization	Net Book Value	Cost		Accumulated Amortization	Net Book Value
Mining properties	$1,228,523	(i)	$111,567	$1,116,956	$1,885,476	(i)	$44,823	$1,840,653
Plant and equipment	2,467,300		437,706	2,029,594	2,123,191		321,907	1,801,284
Mine development costs	869,746		190,399	679,347	853,927		171,869	682,058
Construction in Progress:
LaRonde mine extension	—		—	—	185,905		—	185,905
Creston Mascota deposit at Pinos Altos	—		—	—	54,663		—	54,663
Meliadine project	69,458		—	69,458	—		—	—

	$4,635,027		$739,672	$3,895,355	$5,103,162		$538,599	$4,564,563

  (i)
  The decline in mining properties' cost between 2010 and 2011 is primarily attributed to the loss on Goldex mine (note 17) and the impairment loss on Meadowbank mine (note 18) recorded during 2011.

Schedule of property, plant and equipment, geographical information

	2011	2010
Canada	$2,433,527	$3,456,809
Europe	674,258	605,283
Latin America	776,892	500,211
USA	10,678	2,260

Total	$3,895,355	$4,564,563

FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2011
FAIR VALUE MEASUREMENT
Financial assets and liabilities measured at fair value within the fair value hierarchy
	Total	Level 1		Level 2		Level 3
Financial assets:
Cash equivalents and short-term investments	$7,645	$—		$7,645	(i)	$—
Available-for-sale securities	145,411	142,490	(ii)	2,921	(iii)	—
Trade receivables	75,899	—		75,899	(iv)	—

	$228,955	$142,490		$86,465		$—

Financial liabilities:
Fair value of derivative financial instruments(iii)	$4,404	$—		$4,404		$—

  (i)
  Fair value approximates the carrying value due to short-term nature.

  (ii)
  Recorded at fair value using quoted market prices.

  (iii)
  Recorded at fair value based on broker-dealer quotations.

  (iv)
  Trade receivables from provisional invoices for concentrate sales are included within Level 2 as they are valued using quoted forward rates derived from observable market data based on the month of expected settlement.

LONG-TERM DEBT (Tables)	12 Months Ended
Dec. 31, 2011
LONG-TERM DEBT
Individual series of issued Notes

	Principal	Interest Rate	Maturity Date
Series A	$115,000	6.13%	7/4/2017
Series B	360,000	6.67%	7/4/2020
Series C	125,000	6.77%	7/4/2022

	$600,000

RECLAMATION PROVISION AND OTHER LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
RECLAMATION PROVISION AND OTHER LIABILITIES
Schedule of reclamation provision and other liabilities

	2011	2010
Reclamation and closure costs (note 6(a))	$105,443	$91,641
Long-term portion of capital lease obligations (note 13(a))	26,184	38,019
Pension benefits (note 6(c))	13,991	11,307
Goldex mine government grant and other (note 6(b))	370	4,569

Total	$145,988	$145,536

Reconciliation of the beginning and ending carrying amounts of the asset retirement obligations

	2011	2010
Asset retirement obligations, beginning of year	$91,641	$62,847
Current year additions and changes in estimate, net	9,653	23,058
Current year accretion	4,953	3,176
Liabilities settled	—	(277)
Foreign exchange revaluation	(804)	2,837

Asset retirement obligations and environmental remediation liabilities, end of year	$105,443	$91,641

Components of net pension plan expense

	2011	2010	2009
Service cost — benefits earned during the year	$996	$981	$509
Interest cost on projected benefit obligation	663	613	448
Amortization of net transition asset, past service liability and net experience gains	171	164	148
Prior service cost	26	25	23
Recognized net actuarial loss (gain)	245	—	(142)

Net pension plan expense	$2,101	$1,783	$986

Net pension amount recognized in the consolidated balance sheet

	2011	2010
Accrued employee benefit liability	$7,292	$6,634
Accumulated other comprehensive income:
Initial transition obligation	500	681
Past service liability	76	104
Net experience losses	3,550	2,179

Net liability	$11,418	$9,598

Components of expected recognition in 2012 of amounts in accumulated other comprehensive income

Transition obligation	$166
Past service cost	25
Net actuarial loss	704

$895

Schedule of funded status of Employees plan and Executives plan
	2011	2010
Reconciliation of the market value of plan assets
Fair value of plan assets, beginning of year	$2,443	$1,635
Agnico-Eagle's contribution	1,156	1,397
Benefit payments	(578)	(699)
Effect of exchange rate changes	(69)	110

Fair value of plan assets, end of year	2,952	2,443

Reconciliation of projected benefit obligation
Projected benefit obligation, beginning of year	12,041	7,998
Service cost	996	981
Interest cost	663	613
Actuarial losses	1,704	2,718
Benefit payments	(696)	(812)
Effect of exchange rate changes	(338)	543

Projected benefit obligation, end of year	14,370	12,041

Deficiency of plan assets compared with projected benefit obligation	$(11,418)	$(9,598)

Comprised of:
Unamortized transition liability	$(500)	$(681)
Unamortized net experience loss	(3,626)	(2,283)
Accrued liabilities	(7,292)	(6,634)

	$(11,418)	$(9,598)

Weighted average discount rate — net periodic pension cost	5.20%	7.00%
Weighted average discount rate — projected benefit obligation	4.45%	5.20%
Weighted average expected long-term rate of return	n/a	n/a
Weighted average rate of compensation increase	3.00%	3.00%
Estimated average remaining service life for the plan (in years)(i)	3.0	4.0
    (i)
    Estimated average remaining service life for the Executives Plan was developed for individual senior officers.

Estimated benefits paid from each pension plan

2012	$415
2013	$472
2014	$469
2015	$465
2016	$461
2017 – 2021	$2,229

SHAREHOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2011
SHAREHOLDERS' EQUITY
Components of accumulated other comprehensive income (loss), net of related tax effects

	2011	2010
Cumulative translation adjustment from electing US dollar as principal reporting currency	$(16,206)	$(16,206)
Unrealized net gain on available-for-sale securities	16,350	48,151
Unrealized loss on derivative contracts	(4,404)	—
Unrealized loss on pension liability	(5,219)	(4,420)
Tax effect of unrealized loss on derivative contracts	1,491	—
Tax effect of unrealized loss on pension liability	882	865

	$(7,106)	$28,390

Schedule of reconciliation for weighted average number of common shares in calculation of basic and diluted income per share

	2011	2010	2009
Weighted average number of common shares outstanding — basic	169,352,896	162,342,686	155,942,151
Add: Dilutive impact of employee stock options	—	1,192,530	1,256,103
Dilutive impact of warrants	—	2,263,902	1,392,752
Dilutive impact of shares related to RSU plan	—	43,141	29,882

Weighted average number of common shares outstanding — diluted	169,352,896	165,842,259	158,620,888

STOCK-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2011
STOCK-BASED COMPENSATION
Stock option activity

	2011			2010			2009
	Number of Options	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price		Number of Options	Weighted Average Exercise Price
Outstanding, beginning of year	6,762,704	C$	56.94	5,707,940	C$	53.85	4,752,440	C$	44.57
Granted	2,630,785		76.12	2,926,080		57.55	2,276,000		62.65
Exercised	(308,688)		43.62	(1,627,766)		47.02	(1,238,000)		34.28
Forfeited	(125,750)		67.47	(243,550)		58.03	(82,500)		55.99

Outstanding, end of year	8,959,051	C$	62.88	6,762,704	C$	56.94	5,707,940	C$	53.85

Options exercisable at end of year	5,178,172			2,972,857			2,445,615

Activity of non-vested stock options

	2011
	Number of Options	Weighted Average Grant Date Fair Value
Nonvested, beginning of year	3,789,847	C$	18.71
Granted	2,630,785	C$	17.05
Vested	(2,537,253)	C$	18.40
Forfeited (unvested)	(102,500)	C$	17.77

Nonvested, end of year	3,780,879	C$	17.79

Options outstanding and exercisable by exercise price ranges

	Options Outstanding				Options Exercisable
Range of Exercise Prices	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price		Number Excercisable	Weighted Average Exercise Price
C$23.02 — C$36.23	16,000	1.84 years	C$	33.26	16,000	C$	33.26
C$39.18 — C$59.71	4,361,866	2.00 years		54.94	3,070,576		54.17
C$60.72 — C$83.08	4,581,185	3.16 years		70.55	2,091,596		67.22

C$23.02 — C$83.08	8,959,051	2.59 years	C$	62.88	5,178,172	C$	59.38

Schedule of weighted average assumptions under the Black-Scholes option pricing model

	2011	2010	2009
Risk-free interest rate	1.95%	1.86%	1.27%
Expected life of options (in years)	2.5	2.5	2.5
Expected volatility of Agnico-Eagle's share price	34.70%	43.80%	64.00%
Expected dividend yield	0.89%	0.42%	0.42%

INCOME AND MINING TAXES (Tables)	12 Months Ended
Dec. 31, 2011
INCOME AND MINING TAXES
Income and mining taxes expense (recovery) as per geographic components

	2011	2010	2009
Current provision
Canada	$58,752	$34,217	$1,171
Mexico	3,496	1,942	—
Finland	222	—	—

	62,470	36,159	1,171

Deferred provision (recovery)
Canada	(337,408)	47,083	27,083
Mexico	54,996	18,759	—
Finland	10,269	1,086	(6,754)

	(272,143)	66,928	20,329

	$(209,673)	$103,087	$21,500

Reconciliation of income tax rates

	2011	2010	2009
Combined federal and composite provincial tax rates	27.8%	29.6%	30.9%
Increase (decrease) in tax rates resulting from:
Provincial mining duties	5.9	6.8	16.1
Tax law change	(2.7)	(5.1)	(24.4)
Impact of foreign tax rates	(0.2)	(0.5)	(4.9)
Permanent differences	(1.6)	(4.2)	2.2
Valuation allowance	(0.3)	(0.2)	—
Effect of changes in income tax rates	(2.0)	(2.7)	—

Actual rate as a percentage of pre-tax income	26.9%	23.7%	19.9%

Future income and mining tax assets and liabilities

	2011	2010
	(Assets)/ Liabilities	(Assets)/ Liabilities
Mining properties	$704,379	$966,485
Net operating and capital loss carry forwards	(104,332)	(133,042)
Mining duties	(88,670)	(71,492)
Reclamation provisions	(51,926)	(30,752)
Valuation allowance	39,121	4,855

Deferred income and mining tax liabilities	$498,572	$736,054

Reconciliation of the beginning and ending amount of unrecognized tax benefits

	2011	2010
Unrecognized tax benefits, beginning of year	$1,630	$5,608
Reductions	(430)	(3,978)

Unrecognized tax benefit, end of year	$1,200	$1,630

ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2011
Grayd
Business acquisition details
Allocation of the purchase price to the fair values of assets acquired

Total purchase price:
Cash paid for acquisition	$165,954
Agnico-Eagle shares issued for acquisition	56,146

Total purchase price to allocate	$222,100

Fair value of assets acquired and liabilities assumed:
Mining properties	$282,000
Goodwill	29,215
Cash and cash equivalents	2,907
Trade receivables	469
Other current assets	1,700
Equipment	56
Accounts payable and accrued liabilities	(9,767)
Deferred tax liability	(72,229)
Non-controlling interest	(12,251)

Net assets acquired	$222,100

Pro forma results of operations

	2011	2010
	Unaudited
Pro forma net income (loss) attributed to common shareholders	$(582,762)	$324,708
Pro forma net income (loss) per share — basic	$(3.42)	$1.98

Meliadine Mine Project
Business acquisition details
Allocation of the purchase price to the fair values of assets acquired

Total purchase price:
Comaplex shares previously purchased	$88,683
Agnico-Eagle shares issued for acquisition	578,955

Total purchase price to allocate	$667,638

Fair value of assets acquired and liabilities assumed:
Property	$642,610
Goodwill	200,064
Supplies	542
Equipment	2,381
Asset retirement obligation	(3,400)
Deferred tax liability	(174,559)

Net assets acquired	$667,638

Pro forma results of operations

	2010	2009
	Unaudited
Pro forma net income attributed to common shareholders	$331,516	$85,371
Pro forma net income per share — basic	$2.04	$0.55

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2011
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Schedule of accounts payable and accrued liabilities

	2011	2010
Trade payables	$104,699	$91,974
Wages payable	27,247	21,583
Accrued liabilities	47,462	33,390
Goldex mine government grant (note 6(b))	1,452	1,485
Other liabilities	22,687	11,943

	$203,547	$160,375

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2011
COMMITMENTS AND CONTINGENCIES
Summary of purchase commitments related to the Kittila Mine for oxygen and electricity supplies

Purchase Commitments
2012	$11,481
2013	7,141
2014	7,853
2015	4,671
2016	4,716
Subsequent years	26,452

Total	$62,314

LEASES (Tables)	12 Months Ended
Dec. 31, 2011
LEASES
Schedule of future minimum lease payments under capital leases

Year ending December 31:
2012	$12,714
2013	15,520
2014	8,829
2015	3,567
2016	—
Thereafter	—

Total minimum lease payments	40,630
Less amount representing interest	3,378

Present value of net minimum lease payments	$37,252

Summary of information related to capital lease obligations

	2011	2010
Total future lease payments	$40,630	$54,476
Less: interest	3,378	5,865

	37,252	48,611
Less: current portion	11,068	10,592

Long-term portion of capital lease obligations	$26,184	$38,019

Schedule of future minimum lease payments under operating leases

Minimum Lease Payments
2012	$1,676
2013	946
2014	755
2015	696
2016	696
Thereafter	3,822

Total	$8,591

FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2011
FINANCIAL INSTRUMENTS
Changes in AOCI balances pertaining to foreign hedging activities

	2011	2010
AOCI, beginning of year	$—	$—
Loss reclassified from AOCI into production cost	1,459	—
Loss recognized in OCI	(5,863)	—

AOCI, end of year	$(4,404)	$—

Summary of the amounts recognized in the "Gain on derivative financial instruments" line item of the Consolidated Statements of Income

	2011	2010	2009
Premiums realized on written foreign exchange call options	$4,995	$4,845	$4,494
Realized gain on foreign exchange extendible flat forward	—	1,797	—
Realized loss on foreign exchange forwards	(1,407)	—	—
Realized gain on foreign exchange collar	—	711	—
Mark-to-market gain on foreign exchange extendible flat forward	—	142	—
Realized gain (loss) on zinc financial instruments	3,419	3,733	(752)
Realized gain (loss) on copper financial instruments	79	(558)	(150)
Realized loss on silver financial instruments	(3,403)	(3,058)	—

	$3,683	$7,612	$3,592

LOSS ON GOLDEX MINE (Tables)	12 Months Ended
Dec. 31, 2011
LOSS ON GOLDEX MINE
Schedule of loss on Goldex Mine

Impairment loss on Goldex mine property, plant, and mine development	$237,110
Loss on underground ore stockpile	16,641
Supplies inventory obsolescence provision	1,915
Increase in environmental remediation liability	47,227

Loss on Goldex mine (before income and mining taxes)	$302,893

SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2011
SEGMENTED INFORMATION
Segment reporting information

Year Ended December 31, 2011	Revenues from Mining Operations	Production Costs	Amortization	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Loss on Goldex Mine	Impairment Loss on Meadowbank Mine	Segment Income (Loss)
Canada	$1,217,858	$619,987	$198,219	$—	$2,825	$302,893	$907,681	$(813,747)
Europe	225,612	110,477	26,574	—	1,063	—	—	87,498
Latin America	378,329	145,614	36,988	—	(4,955)	—	—	200,682
Exploration	—	—	—	75,721	(15)	—	—	(75,706)

	$1,821,799	$876,078	$261,781	$75,721	$(1,082)	$302,893	$907,681	$(601,273)

Segment loss	$(601,273)
Corporate and Other
Interest and sundry expense	(5,188)
Net loss on sale and write-down of available-for-sale securities	(3,662)
Gain on derivative financial instruments	3,683
General and administrative	(107,926)
Provincial capital tax	(9,223)
Interest expense	(55,039)

Loss before income and mining taxes	$(778,628)

Year Ended December 31, 2010	Revenues from Mining Operations	Production Costs	Amortization	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$1,086,744	$499,621	$140,024	$—	$22,815	$424,284
Europe	160,140	87,735	31,231	—	(2,780)	43,954
Latin America	175,637	90,116	21,134	—	(2,126)	66,513
Exploration	—	—	97	54,958	1,627	(56,682)

	$1,422,521	$677,472	$192,486	$54,958	$19,536	$478,069

Segment income	$478,069
Corporate and Other
Interest and sundry income	10,254
Gain on acquisition of Comaplex, net	57,526
Gain on sale of available-for-sale securities	19,487
Gain on derivative financial instruments	7,612
General and administrative	(94,327)
Provincial capital tax	6,075
Interest expense	(49,493)

Income before income and mining taxes	$435,203

Year Ended December 31, 2009	Revenues from Mining Operations	Production Costs	Amortization	Exploration and Corporate Development	Foreign Currency Translation Loss (Gain)	Segment Income (Loss)
Canada	$538,123	$252,035	$60,028	$—	$36,499	$189,561
Europe	61,457	42,464	10,909	—	3,582	4,502
Latin America	14,182	11,819	1,524	—	(250)	1,089
Exploration	—	—	—	36,279	—	(36,279)

	$613,762	$306,318	$72,461	$36,279	$39,831	$158,873

Segment income	$158,873
Corporate and Other
Interest and sundry income	12,580
Gain on sale of available-for-sale securities	10,142
Gain on derivative financial instruments	3,592
General and administrative	(63,687)
Provincial capital tax	(5,014)
Interest expense	(8,448)

Income before income and mining taxes	$108,038

Segment assets by geographical area

	Total Assets as at
	December 31, 2011	December 31, 2010
Canada	$3,205,158	$4,179,446
Europe	771,714	679,258
Latin America	1,020,078	619,263
Exploration	37,312	22,384

	$5,034,262	$5,500,351

Schedule of capital expenditures

	Capital Expenditures
	2011	2010	2009
Canada	$319,728	$1,004,129	$435,098
Europe	95,549	67,894	84,955
Latin America	313,669	103,131	136,706
Exploration	8,418	97	—

	$737,364	$1,175,251	$656,759

TRADE RECEIVABLES AND REVENUES FROM MINING OPERATIONS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable
Dore bars awaiting settlement		$ 24,281
Concentrates awaiting settlement	75,899	88,668
Trade receivables	75,899	112,949
Product Information
Revenue from mining operation	1,821,799	1,422,521	613,762
Percentage of revenue from precious metal to total revenue from mining operations	95.00%	93.00%	87.00%
Gold
Product Information
Revenue from mining operation	1,563,760	1,216,249	474,875
Silver
Product Information
Revenue from mining operation	171,725	104,544	59,155
Zinc
Product Information
Revenue from mining operation	70,522	77,544	57,034
Percentage of revenue from byproduct metals to total revenue from mining operations (as a percent)	4.00%	5.00%	9.00%
Copper
Product Information
Revenue from mining operation	14,451	22,219	22,571
Percentage of revenue from byproduct metals to total revenue from mining operations (as a percent)	1.00%	2.00%	4.00%
Lead
Product Information
Revenue from mining operation	$ 1,341	$ 1,965	$ 127

OTHER ASSETS (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Other current assets
Federal, provincial and other sales taxes receivable	$ 51,603,000	$ 63,553,000
Prepaid expenses	25,540,000	10,449,000
Meadowbank insurance receivable	8,765,000
Prepaid royalty	7,684,000	5,282,000
Employee loans receivable	5,567,000	4,498,000
Other	11,210,000	5,191,000
Government refundables for local community improvements		803,000
Other current assets, total	110,369,000	89,776,000
Schedule of Available-for-sale Securities
Proceeds from available-for-sale securities	9,400,000	36,600,000	41,000,000
Gain on sale and write-down of available-for-sale securities	4,907,000	19,487,000	10,142,000
Estimated fair value	145,411,000	99,109,000
Long-term ore in stockpile	64,392,000	27,409,000
Other assets
Deferred financing costs, less accumulated amortization	15,777,000	16,780,000
Accumulated amortization of non-current deferred financing costs	5,809,000	2,249,000
Prepaid royalty		8,777,000
Other	7,879,000	8,536,000
Other assets non-current	88,048,000	61,502,000
Pinos Altos mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile	7,100,000	12,400,000
Kittila mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile	8,000,000
Meadowbank mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile	49,300,000
Goldex mine
Schedule of Available-for-sale Securities
Long-term ore in stockpile		15,000,000
Available-for-sale securities in an unrealized gain position
Schedule of Available-for-sale Securities
Cost (net of impairments)	127,344,000	50,958,000
Unrealized gains (losses) in accumulated other comprehensive income	16,408,000	48,151,000
Estimated fair value	143,752,000	99,109,000
Available-for-sale securities in an unrealized loss position
Schedule of Available-for-sale Securities
Cost (net of impairments)	1,717,000
Unrealized gains (losses) in accumulated other comprehensive income	(58,000)
Estimated fair value	1,659,000
Pre-impairment fair value of investments	1,700,000
Total unrealized loss on the pre-impairment of investments	100,000
Duration of impairment for securities not considered other-than-temporarily impaired (in months)	6
Write down of certain available-for-sale securities	$ 8,600,000
Percentage of total fair value of investments in an unrealized loss position	1.10%

PROPERTY, PLANT AND MINE DEVELOPMENT (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 period	Dec. 31, 2010
Property, Plant and Mine Development
Cost	$ 4,635,027,000	$ 5,103,162,000
Accumulated Amortization	739,672,000	538,599,000
Net Book Value	3,895,355,000	4,564,563,000
Capitalized costs of computer software	100,000	300,000
Amortization expense of computer software	800,000	800,000
Unamortized capitalized cost of computer software	4,400,000	5,000,000
Unamortized capitalized cost for leasehold improvements	3,200,000	3,300,000
Number of renewal periods after life of the lease that leasehold improvements are amortized over	1
Canada
Property, Plant and Mine Development
Net Book Value	2,433,527,000	3,456,809,000
Europe
Property, Plant and Mine Development
Net Book Value	674,258,000	605,283,000
Latin America
Property, Plant and Mine Development
Net Book Value	776,892,000	500,211,000
U.S.A.
Property, Plant and Mine Development
Net Book Value	10,678,000	2,260,000
Mining properties
Property, Plant and Mine Development
Cost	1,228,523,000	1,885,476,000
Accumulated Amortization	111,567,000	44,823,000
Net Book Value	1,116,956,000	1,840,653,000
Plant and equipment
Property, Plant and Mine Development
Cost	2,467,300,000	2,123,191,000
Accumulated Amortization	437,706,000	321,907,000
Net Book Value	2,029,594,000	1,801,284,000
Mine development costs
Property, Plant and Mine Development
Cost	869,746,000	853,927,000
Accumulated Amortization	190,399,000	171,869,000
Net Book Value	679,347,000	682,058,000
LaRonde Mine extension
Property, Plant and Mine Development
Cost		185,905,000
Net Book Value		185,905,000
Creston Mascota deposit at Pinos Altos
Property, Plant and Mine Development
Cost		54,663,000
Net Book Value		54,663,000
Meliadine Project
Property, Plant and Mine Development
Cost	69,458,000
Net Book Value	69,458,000
Meadowbank mine
Property, Plant and Mine Development
Net Book Value	$ 1,700,000,000

FAIR VALUE MEASUREMENT (Details) (Fair value measured on recurring basis, USD $) In Thousands, unless otherwise specified	Dec. 31, 2011 M
Total
Financial assets:
Cash equivalents and short-term investments	$ 7,645
Available-for-sale securities	145,411
Trade receivables	75,899
Total financial assets	228,955
Maximum term of maturity from the date of purchase to classify marketable securities as cash equivalents (in months)	3
Minimum term of maturity from the date of purchase to classify marketable securities as short-term investments (in months)	3
Financial liabilities:
Fair value of derivative financial instruments	4,404
Level 1
Financial assets:
Available-for-sale securities	142,490
Total financial assets	142,490
Level 2
Financial assets:
Cash equivalents and short-term investments	7,645
Available-for-sale securities	2,921
Trade receivables	75,899
Total financial assets	86,465
Financial liabilities:
Fair value of derivative financial instruments	$ 4,404

LONG-TERM DEBT (Details)	12 Months Ended										12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended		1 Months Ended		1 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($)	Dec. 31, 2011 Credit Facilities USD ($)	Dec. 31, 2010 Credit Facilities USD ($)	Dec. 31, 2009 Credit Facilities USD ($)	Dec. 31, 2011 Credit Facilities CAD	Aug. 04, 2011 Credit Facilities USD ($)	Jun. 22, 2010 Credit Facilities USD ($)	Dec. 31, 2011 First Credit Facility Y	Jan. 10, 2008 First Credit Facility USD ($)	Jun. 15, 2009 Second Credit Facility USD ($)	Sep. 04, 2008 Second Credit Facility USD ($)	Jan. 10, 2008 Secured revolving credit facility USD ($)	Dec. 31, 2010 Unsecured financial security issuance agreement CAD	Apr. 30, 2010 Guaranteed senior unsecured notes USD ($)	Dec. 31, 2011 Guaranteed senior unsecured notes USD ($)	Dec. 31, 2010 Guaranteed senior unsecured notes USD ($)	Apr. 30, 2010 Series A maturing 2017 USD ($)	Apr. 07, 2010 Series A maturing 2017	Apr. 30, 2010 Series B maturing 2020 USD ($)	Apr. 07, 2010 Series B maturing 2020	Apr. 30, 2010 Series C maturing 2022 USD ($)	Apr. 07, 2010 Series C maturing 2022
Debt instrument
Maximum borrowing capacity of line of credit												$ 300,000,000		$ 300,000,000
Amount of secured revolving credit facility that was terminated															300,000,000
Lenders' percentage of aggregate commitments needed to extend the term of the facility											66.67%
Additional term of credit facility (in years)											1
Additional borrowing capacity													300,000,000
Amount available under credit facilities after amendment									1,200,000,000	1,200,000,000			600,000,000
Amount drawn down on the credit facility					320,000,000	50,000,000
Amount available under credit facilities for future draw downs					849,400,000
Outstanding letters of credit								79,600,000								75,600,000
Proceeds from private placement of guaranteed senior unsecured notes	475,000,000	1,311,000,000	625,000,000	300,000,000													600,000,000			115,000,000		360,000,000		125,000,000
Interest rate (as a percent)																					6.13%		6.67%		6.77%
Interest expense	55,039,000	49,493,000	8,448,000	2,952,000
Cash interest payments	52,833,000	41,429,000	17,189,000		1,700,000	12,300,000	14,000,000											39,500,000	19,800,000
Cash standby fees					8,600,000	6,700,000	2,400,000
Interest expense capitalized to construction in progress	$ 1,000,000	$ 4,600,000	$ 15,500,000
Weighted average interest rate (as a percent)	5.02%	5.43%

RECLAMATION PROVISION AND OTHER LIABILITIES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 Y	Dec. 31, 2009
RECLAMATION PROVISION AND OTHER LIABILITIES
Reclamation and closure costs	$ 105,443,000	$ 91,641,000
Long-term portion of capital lease obligations	26,184,000	38,019,000
Pension benefits	13,991,000	11,307,000
Goldex mine government grant and other	370,000	4,569,000
Reclamation provision and other liabilities	145,988,000	145,536,000
Environmental remediation liability, current	26,100,000
Asset retirement obligations and environmental remediation liabilities
Asset retirement obligations, beginning of year	91,641,000	62,847,000
Current year additions and changes in estimate, net	9,653,000	23,058,000
Current year accretion	4,953,000	3,176,000
Liabilities settled		277,000
Foreign exchange revaluation	(804,000)	2,837,000
Asset retirement obligations and environmental remediation liabilities, end of year	105,443,000	91,641,000
Maximum percentage of government grants repayable	50.00%
Period for repayment of grants (in years)	3
Average gold price above which the Goldex Grant must be repaid	620
Goldex mine government grant	1,452,000	1,485,000
Executives Plan
Components of net pension plan expense
Service cost - benefits earned during the year	996,000	981,000	509,000
Interest cost on projected benefit obligation	663,000	613,000	448,000
Amortization of net transition asset, past service liability and net experience gains	171,000	164,000	148,000
Prior service cost	26,000	25,000	23,000
Recognized net actuarial loss (gain)	245,000		(142,000)
Net pension plan expense	2,101,000	1,783,000	986,000
Accumulated benefit obligation	11,400,000	9,600,000
Unamortized transition asset (liability)	500,000	681,000
Accrued employee benefit liability	7,292,000	6,634,000
Accumulated other comprehensive income
Initial transition obligation	500,000	681,000
Past service liability	76,000	104,000
Net experience losses	3,550,000	2,179,000
Net liability	11,418,000	9,598,000
Components of the expected recognition in 2012 of amounts in accumulated other comprehensive income
Transition obligation	166,000
Past service cost	25,000
Net actuarial loss	704,000
Expected recognition in 2012 of amounts in accumulated other comprehensive income (loss)	895,000
Reconciliation of the market value of plan assets
Fair value of plan assets, beginning of year	2,443,000	1,635,000
Agnico-Eagle's contribution	1,156,000	1,397,000
Benefit payments	(578,000)	(699,000)
Effect of exchange rate changes	(69,000)	110,000
Fair value of plan assets, end of year	2,952,000	2,443,000	1,635,000
Reconciliation of projected benefit obligation
Projected benefit obligation, beginning of year	12,041,000	7,998,000
Service cost	996,000	981,000
Interest cost	663,000	613,000
Actuarial losses	1,704,000	2,718,000
Benefit payments	(696,000)	(812,000)
Effect of exchange rate changes	(338,000)	543,000
Projected benefit obligation, end of year	14,370,000	12,041,000	7,998,000
Deficiency of plan assets compared with projected benefit obligation	(11,418,000)	(9,598,000)
Comprised of :
Unamortized transition liability	(500,000)	(681,000)
Unamortized net experience loss	(3,626,000)	(2,283,000)
Accrued liabilities	(7,292,000)	(6,634,000)
Excess (deficiency) of plan assets over projected benefit obligation	(11,418,000)	(9,598,000)
Weighted-average assumptions to determine benefit obligation
Weighted average discount rate - net periodic pension cost (as a percent)	5.20%	7.00%
Weighted average discount rate - projected benefit obligation (as a percent)	4.45%	5.20%
Weighted average rate of compensation increase (as a percent)	3.00%	3.00%
Estimated average remaining service life for the plan (in years)	3	4
Estimated future benefit paid from each plan
2012	415,000
2013	472,000
2014	469,000
2015	465,000
2016	461,000
2017-2021	$ 2,229,000

RECLAMATION PROVISION AND OTHER LIABILITIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Basic defined contribution pension plan
Defined contribution plan
Employer contribution to defined contribution plan, percentage of base employment compensation (as a percent)	5.00%
Defined contribution pension plan expenses	$ 10.7	$ 8.8	$ 6.5
Supplemental defined contribution pension plan
Defined contribution plan
Additional contribution by employer to defined contribution plan (as a percent)	10.00%
Defined contribution pension plan expenses	$ 0.9	$ 1.1	$ 0.9

SHAREHOLDERS' EQUITY (Details)	1 Months Ended			12 Months Ended					1 Months Ended			1 Months Ended		1 Months Ended
	Feb. 28, 2012 USD ($)	Jul. 31, 2010 USD ($)	Dec. 31, 2008 USD ($) Y	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CAD	Dec. 03, 2008 USD ($)	Jul. 31, 2009 Goldex mine USD ($)	Nov. 30, 2011 Grayd	Nov. 18, 2011 Grayd USD ($)	May 31, 2009 Abitibi USD ($) claim	May 26, 2009 Abitibi	Jul. 31, 2010 Meliadine Mine Project	Jul. 06, 2010 Meliadine Mine Project USD ($)
SHAREHOLDERS' EQUITY
Issued common shares including treasury shares				170,859,604	168,763,496
Treasury shares related to restricted share unit plan				45,868	43,141
Dividends declared (in dollars per share)	$ 0.2			$ 0	$ 0.64	$ 0.18
Shares issued under flow-through share private placements						358,900	358,900
Increase in share capital due to common shares issued under flow-through share private placements, net of issuance costs (in dollars)						$ 19,200,000
Amount renounced to investors for income tax purposes (in dollars)							30,600,000
Units issued in private placement (in shares)			9,200,000
Common shares included in each unit of private placement			1
Common share purchase warrants included in each unit of private placement			0.5
Warrant exercise price (in dollars per share)								$ 47.25
Warrant exercise period (in years)			5
Additional warrants issued as consideration for the lead purchaser's commitment (in shares)			4,000,000
Net proceeds from private placement (in dollars)			281,000,000
Share issuance costs (in dollars)			8,800,000
Additional common shares issued if all outstanding warrants are exercised			8,600,000
Business and Properties Acquisition
Number of shares issued for acquisition of mining claims and properties		15,000							18,000	1,250,477		15,825		10,210,848
Cost of acquisition of mining located in Abitibi region of Quebec (in dollars)												900,000
Agnico-Eagle shares issued for acquisition (in dollars)											56,146,000				579,000,000
Percentage of interest acquired in mining located in Abitibi region of Quebec													100.00%
Number of mining claims acquired												52
Amount received per share for shares issued under options granted by predecessor to the Company (in dollars per share)									$ 500
Amount received as consideration for shares issued in connection with the exercise of an option granted relating to the acquisition of certain properties relating to the Goldex Mine (in dollars)		800,000
Accumulated other comprehensive income (loss), net of tax
Cumulative translation adjustment from electing US dollar as principal reporting currency				(16,206,000)	(16,206,000)
Unrealized gain on available-for-sale securities				16,350,000	48,151,000
Unrealized loss on derivative contracts				(4,404,000)
Unrealized loss on pension liability				(5,219,000)	(4,420,000)
Tax effect of unrealized loss on derivative contracts				1,491,000
Tax effect of unrealized loss on pension liability				882,000	865,000
Realized gain on disposition of available-for-sale securities reclassified due to disposition of securities				$ 4,900,000	$ 19,500,000	$ 10,100,000
Net income (loss) per share
Weighted average number of common shares outstanding - basic				169,352,896	162,342,686	155,942,151	155,942,151
Add : Dilutive impact of employee stock options (in shares)					1,192,530	1,256,103	1,256,103
Dilutive impact of warrants (in shares)					2,263,902	1,392,752	1,392,752
Dilutive impact of shares related to RSU plan					43,141	29,882	29,882
Weighted average number of common shares outstanding - diluted				169,352,896	165,842,259	158,620,888	158,620,888
Anti-dilutive shares
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)					58,750	42,500	42,500

STOCK-BASED COMPENSATION (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended						1 Months Ended		12 Months Ended											1 Months Ended	12 Months Ended
	Dec. 31, 2011 USD ($) Y	Dec. 31, 2011 CAD	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CAD	Dec. 31, 2009 USD ($)	Dec. 31, 2009 CAD	Jan. 31, 2012 Employee Stock Option Plan CAD	Jan. 31, 2010 Employee Stock Option Plan CAD	Dec. 31, 2011 Employee Stock Option Plan USD ($)	Dec. 31, 2011 Employee Stock Option Plan CAD	Dec. 31, 2010 Employee Stock Option Plan USD ($)	Dec. 31, 2010 Employee Stock Option Plan CAD	Dec. 31, 2009 Employee Stock Option Plan USD ($)	Dec. 31, 2009 Employee Stock Option Plan CAD	Dec. 31, 2008 Employee Stock Option Plan	Dec. 31, 2006 Employee Stock Option Plan	Dec. 31, 2004 Employee Stock Option Plan	Dec. 31, 2001 Employee Stock Option Plan	May 31, 2001 Employee Stock Option Plan	May 31, 2008 Incentive Share Purchase Plan	Dec. 31, 2011 Incentive Share Purchase Plan USD ($)	Dec. 31, 2010 Incentive Share Purchase Plan USD ($)	Dec. 31, 2009 Incentive Share Purchase Plan USD ($)	Dec. 31, 2011 Restricted Share Unit Plan USD ($)	Dec. 31, 2010 Restricted Share Unit Plan USD ($)	Dec. 31, 2009 Restricted Share Unit Plan USD ($)
STOCK-BASED COMPENSATION
Maximum number of shares subject to options as a percentage of company's common shares issued and outstanding	5.00%	5.00%
Share-based compensation arrangements
Maximum term of options granted before April 24, 2001 under ESOP (in years)	10	10
Maximum term of options granted after April 24, 2001 under ESOP (in years)	5	5
Shares reserved for issuance before increase in the number of shares approved																				2,500,000
Additional number of shares reserved for issuance									3,000,000	3,000,000	1,300,000	1,300,000			6,000,000	3,000,000	2,000,000	2,000,000
Common shares reserved for issuance, authorized																		8,000,000	6,000,000	5,000,000
Common shares reserved for issuance									8,959,051	8,959,051											2,150,088	2,510,921	2,740,504
Stock options granted (in shares)							3,072,000		2,630,785	2,630,785	2,926,080	2,926,080	2,276,000	2,276,000
Stock options vested (in shares)							768,000		657,696	657,696	731,520	731,520	569,000	569,000
Stock options vesting period that are not vested immediately (in years)							3 years	3 years	3 years	3 years	3 years	3 years	3 years	3 years
Stock options activity
Options outstanding, beginning of year (in shares)							8,959,051	5,707,940	6,762,704	6,762,704	5,707,940	5,707,940	4,752,440	4,752,440
Options granted (in shares)							3,072,000		2,630,785	2,630,785	2,926,080	2,926,080	2,276,000	2,276,000
Options exercised (in shares)									(308,688)	(308,688)	(1,627,766)	(1,627,766)	(1,238,000)	(1,238,000)
Options forfeited (in shares)									(125,750)	(125,750)	(243,550)	(243,550)	(82,500)	(82,500)
Options outstanding, end of year (in shares)									8,959,051	8,959,051	6,762,704	6,762,704	5,707,940	5,707,940
Options exercisable at end of period (in shares)									5,122,047	5,122,047	2,972,857	2,972,857	2,445,615	2,445,615
Weighted Average Exercise Price
Outstanding, beginning of year, weighted average exercise price (in Canadian dollars per share)							62.88	53.85		56.94		53.85		44.57
Granted, weighted average exercise price (in Canadian dollars per share)										76.12		57.55		62.65
Exercised, weighted average exercise price (in Canadian dollars per share)										43.62		47.02		34.28
Cancelled, weighted average exercise price (in Canadian dollars per share)										67.47		58.03		55.99
Outstanding, end of year, weighted average exercise price (in Canadian dollars per share)										62.88		56.94		53.85
Non-vested Stock Options
Nonvested, beginning of year (in shares)							3,780,879		3,789,847	3,789,847
Granted (in shares)									2,630,785	2,630,785
Vested (in shares)									(2,537,253)	(2,537,253)
Forfeited (unvested) (in shares)									(102,500)	(102,500)
Nonvested, end of year (in shares)									3,780,879	3,780,879	3,789,847	3,789,847
Weighted Average Grant Date Fair Value - Non-Vested Stock Options
Nonvested, beginning of year (in Canadian dollars per share)										17.79		18.71
Granted (in Canadian dollars per share)		17.05		16.31		24.52				17.05
Vested (in Canadian dollars per share)										18.4
Forfeited (unvested) (in Canadian dollars per share)										17.77
Nonvested, end of year (in Canadian dollars per share)										17.79		18.71
Cash received for options exercised	$ 13.6		$ 74.7		$ 36.6
Total intrinsic value of options exercised	8		46.5		43.8
Weighted average grant-date fair value of options granted (in Canadian dollars per share)		17.05		16.31		24.52				17.05
Total fair value of options vested									46.7		36.7		27.4
Contribution limit as a percentage of annual salary																					10.00%
Company match, as a percentage of employee contribution																					50.00%
Share-based compensation cost recognized									42.2		37.8		27.7								6.4	5	3.8	3.3	3
Number of common shares subscribed under the Purchase Plan																					360,833	229,583	196,649
Value of common shares subscribed under the Purchase Plan																					19.2	15	11.3
Contribution by the company to employee benefit trust																								3.7	4	3
Compensation cost capitalized as a part of property, plant and mine development									1.4		1.3		8.7												0.1
Compensation expense included in production, administration and exploration expense																								$ 3.3	$ 2.9

STOCK-BASED COMPENSATION (Details 2) In Millions, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended				12 Months Ended					12 Months Ended		12 Months Ended		12 Months Ended
	Jan. 31, 2012 Employee Stock Option Plan	Dec. 31, 2011 Employee Stock Option Plan USD ($) Y	Dec. 31, 2010 Employee Stock Option Plan USD ($) Y	Dec. 31, 2009 Employee Stock Option Plan USD ($) Y	Dec. 31, 2011 Employee Stock Option Plan CAD	Dec. 31, 2011 Restricted Share Unit Plan USD ($)	Dec. 31, 2010 Restricted Share Unit Plan USD ($)	Dec. 31, 2009 Restricted Share Unit Plan	Dec. 31, 2011 C$23.02 - C$83.08 Employee Stock Option Plan USD ($)	Dec. 31, 2011 C$23.02 - C$83.08 Employee Stock Option Plan CAD Y	Dec. 31, 2011 C$23.02 - C$36.23 Employee Stock Option Plan USD ($)	Dec. 31, 2011 C$23.02 - C$36.23 Employee Stock Option Plan CAD Y	Dec. 31, 2011 C$39.18 - C$59.71 Employee Stock Option Plan USD ($)	Dec. 31, 2011 C$39.18 - C$59.71 Employee Stock Option Plan CAD Y	Dec. 31, 2011 C$60.72 - C$83.08 Employee Stock Option Plan USD ($)	Dec. 31, 2011 C$60.72 - C$83.08 Employee Stock Option Plan CAD Y
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range
Range of exercise price, low end of the range (in dollars per share)									$ 23.02		$ 23.02		$ 39.18		$ 60.72
Range of exercise price, high end of the range (in dollars per share)									$ 83.08		$ 36.23		$ 59.71		$ 83.08
Options Outstanding, Number (in shares)										8,959,051		16,000		4,361,866		4,581,185
Options Outstanding, Weighted Average Remaining Contractual Life (in years)										2.59		1.84		2		3.16
Options Outstanding, Weighted Average Exercise Price (in Canadian dollars per share)										62.88		33.26		54.94		70.55
Options Exercisable, Number (in shares)										5,178,172		16,000		3,070,576		2,091,596
Options Exercisable, Weighted Average Exercise Price (in Canadian dollars per share)										59.38		33.26		54.17		67.22
Weighted average remaining contractual term of options exercisable (in years)		2.6
Common shares reserved for issuance		8,959,051
Number of un-optioned shares available for granting of options		3,262,135	2,771,420	4,155,750
Stock options vested (in shares)	768,000	657,696	731,520	569,000
Maximum term of options granted under ESOP (in years)								2 years
Fair value of options weighted average assumptions:
Pricing model used for valuation of options						Black-Scholes
Risk-free interest rate (as a percent)		1.95%	1.86%	1.27%
Expected life of options (in years)		2.5	2.5	2.5
Expected volatility of the Company's share price (as a percent)		34.70%	43.80%	64.00%
Expected dividend yield (as a percent)		0.89%	0.42%	0.42%
Aggregate intrinsic value of options outstanding					(231.4)
Aggregate intrinsic value of options exercisable					(115.6)
The total compensation expense for the ESOP recognized in the general and administrative line item of the consolidated statements of income (loss)		42.2	37.8	27.7		3.3	3
Total compensation cost related to non-vested options not yet recognized		32.8
Weighted average period over which unrecognized compensation cost expected to be recognized (in years)		1.7
Compensation cost capitalized as a part of property, plant and mine development		$ 1.4	$ 1.3	$ 8.7			$ 0.1

INCOME AND MINING TAXES (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income and mining taxes recovery
Current provision	$ 62,470,000	$ 36,159,000	$ 1,171,000
Deferred provision (recovery)	(272,143,000)	66,928,000	20,329,000
Total income and mining tax	(209,673,000)	103,087,000	21,500,000
Cash income and mining taxes paid	110,900,000	25,200,000	8,800,000
Reconciliation of income tax rates
Combined federal and composite provincial tax rates (as a percent)	27.80%	29.60%	30.90%
Increase (decrease) in tax rates resulting from:
Provincial mining duties (as a percent)	5.90%	6.80%	16.10%
Tax law change (US$ election) (as a percent)	(2.70%)	(5.10%)	(24.40%)
Impact of foreign tax rates (as a percent)	(0.20%)	(0.50%)	(4.90%)
Permanent differences (as a percent)	(1.60%)	(4.20%)	2.20%
Valuation allowance (as a percent)	(0.30%)	(0.20%)
Effect of changes in income tax rates (as a percent)	(2.00%)	(2.70%)
Actual rate as a percentage of pre-tax income	26.90%	23.70%	19.90%
Deferred income and mining tax assets and liabilities
Mining properties future income and mining tax liabilities	704,379,000	966,485,000
Net operating and capital loss carry-forwards future income and mining tax liabilities	(104,332,000)	(133,042,000)
Mining duties future income and mining tax liabilities	(88,670,000)	(71,492,000)
Reclamation provisions future income and mining tax liabilities	(51,926,000)	(30,752,000)
Valuation allowance future income and mining tax liabilities	39,121,000	4,855,000
Deferred income and mining tax liabilities	498,572,000	736,054,000
Reconciliation of the beginning and ending amount of unrecognized tax benefits
Unrecognized tax benefit, beginning of year	1,630,000	5,608,000
Reductions	(430,000)	(3,978,000)
Unrecognized tax benefit, end of year	1,200,000	1,630,000	5,608,000
Canada
Income and mining taxes recovery
Current provision	58,752,000	34,217,000	1,171,000
Deferred provision (recovery)	(337,408,000)	47,083,000	27,083,000
Mexico
Income and mining taxes recovery
Current provision	3,496,000	1,942,000
Deferred provision (recovery)	54,996,000	18,759,000
Finland
Income and mining taxes recovery
Current provision	222,000
Deferred provision (recovery)	$ 10,269,000	$ 1,086,000	$ (6,754,000)

ACQUISITIONS (Details) (USD $)	1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended					1 Months Ended	12 Months Ended
	Jul. 31, 2010	Dec. 31, 2010	Jan. 31, 2012 Grayd	Nov. 30, 2011 Grayd	Dec. 31, 2011 Grayd	Dec. 31, 2010 Grayd	Nov. 18, 2011 Grayd	Jan. 31, 2012 Grayd Acquisition	Jan. 23, 2012 Grayd Acquisition	Sep. 30, 2011 La India Mine Project	Dec. 31, 2011 Tarachi exploration property	Dec. 20, 2011 Summit Gold Project	Jul. 31, 2010 Meliadine Mine Project	Dec. 31, 2010 Meliadine Mine Project	Dec. 31, 2009 Meliadine Mine Project	Jul. 06, 2010 Meliadine Mine Project	Apr. 02, 2010 Meliadine Mine Project
Business acquisition details
Number of Agnico-Eagle shares Comaplex shareholders received for each Comaplex share held																	0.1576
Number of Geomark shares Comaplex shareholders other than Agnico-Eagle and Performa received for each Comaplex share held																	1
Percentage of outstanding shares (fully diluted) of Comaplex held by Perfora prior to the acquisition																	17.30%
Percentage of outstanding shares (fully diluted) of Comaplex held by Agnico-Eagle prior to the acquisition																	12.30%
Number of shares issued for acquisition of mining claims and properties	15,000		68,941	1,250,477				68,941					10,210,848
Transaction costs associated with the acquisition							$ 3,800,000									$ 7,000,000
Total purchase price:
Comaplex shares previously purchased																88,683,000
Maximum cash payable to total consideration							165,954,000		9,300,000			8,500,000
Agnico-Eagle shares issued for acquisition							56,146,000									578,955,000
Total purchase price to allocate							222,100,000		11,800,000							667,638,000
Fair value of assets acquired:
Property							282,000,000									642,610,000
Goodwill							29,215,000									200,064,000
Cash and cash equivalents							2,907,000
Trade receivables							469,000
Other current assets							1,700,000
Supplies																542,000
Equipment							56,000									2,381,000
Accounts payable and accrued liabilities							(9,767,000)
Asset retirement obligation																(3,400,000)
Non-controlling interest							12,251,000
Deferred tax liability							(72,229,000)									(174,559,000)
Net assets acquired							222,100,000									667,638,000
Cost base of Comaplex shares previously purchased																24,100,000
Non-cash gain on acquisition of Comaplex		64,508,000												64,508,000
Pro forma results of operations
Pro forma net income (loss) attributed to common shareholders					$ (582,762,000)	$ 324,708,000								$ 331,516,000	$ 85,371,000
Pro forma net income (loss) per share-basic (in dollars per share)					$ (3.42)	$ 1.98								$ 2.04	$ 0.55
Percentage of outstanding shares acquired							94.77%			100.00%	100.00%	100.00%
Percentage of net smelter return the Company has to pay in royalties												2.00%

ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 104,699	$ 91,974
Wages payable	27,247	21,583
Accrued liabilities	47,462	33,390
Goldex mine government grant	1,452	1,485
Other liabilities	22,687	11,943
Accounts payable and accrued liabilities	$ 203,547	$ 160,375

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2011	Dec. 20, 2011 Summit Gold Project	Dec. 31, 2011 Kittila mine M	Dec. 31, 2011 Meadowbank mine	Dec. 31, 2011 Meadowbank mine Maximum	Dec. 31, 2011 Pinos Altos mine Minimum	Dec. 31, 2011 Pinos Altos mine Maximum	Dec. 31, 2011 Abitibi Minimum	Dec. 31, 2011 Abitibi Maximum
COMMITMENTS AND CONTINGENCIES
Guarantees provided in the form of letters of credit	$ 119,000,000
Payment of royalty
Number of months after mining operations commence that the Company has to start paying royalties			12
Percentage of net smelter return the Company has to pay in royalties		2.00%	2.00%
Percentage of net profits interest royalty				12.00%
Percentage of gross revenue which annual deductions are limited to					85.00%
Royalty Payment Percentage of Adjusted Net Profit					14.00%
Percentage of net profits interest royalty and net smelter return royalty						2.50%	3.50%	0.50%	5.00%
Purchase commitments
2012	11,481,000
2013	7,141,000
2014	7,853,000
2015	4,671,000
2016	4,716,000
Subsequent years	26,452,000
Total	$ 62,314,000

LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010 agreement	Dec. 31, 2009 agreement
LEASES
Number of sale-leaseback agreements		5	5
Average Effective Annual Interest Rate (as a percent)	6.18%
Average Length of Contract (in years)	4.5
Gross amount of assets under sale-leaseback	$ 33.6	$ 33.6

LEASES (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Future minimum lease payment under capital lease
2012	$ 12,714,000
2013	15,520,000
2014	8,829,000
2015	3,567,000
Total minimum lease payments	40,630,000	54,476,000
Less amount representing interest	3,378,000	5,865,000
Present value of net minimum lease payments	37,252,000	48,611,000
Less: current portion	11,068,000	10,592,000
Long-term portion of capital lease obligations	26,184,000	38,019,000
Gross amount of assets under capital leases	56,900,000	56,900,000	51,700,000
Minimum Lease Payment under operating leases
2012	1,676,000
2013	946,000
2014	755,000
2015	696,000
2016	696,000
Thereafter	3,822,000
Total	8,591,000
Total rental expense for operating leases	$ 900,000	$ 4,100,000	$ 3,700,000
Kittila mine
Capital lease of lessee
Capital lease period (in years)	5
Effective Annual Interest Rate (as a percent)	4.99%
Meadowbank mine
Capital lease of lessee
Capital lease period (in years)	5
Effective Annual Interest Rate (as a percent)	5.64%

RESTRICTED CASH (Details) (USD $)	1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
RESTRICTED CASH
Restricted cash	$ 35,441,000	$ 2,510,000
Contribution to qualified environmental trust ("QET")	$ 32,000,000

FINANCIAL INSTRUMENTS (Details)	12 Months Ended														12 Months Ended						12 Months Ended		12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Zinc USD ($) usdperMT	Dec. 31, 2010 Zinc USD ($) usdperMT	Dec. 31, 2009 Zinc USD ($)	Dec. 31, 2011 Silver USD ($)	Dec. 31, 2010 Silver USD ($)	Dec. 31, 2011 Copper USD ($)	Dec. 31, 2010 Copper USD ($)	Dec. 31, 2009 Copper USD ($)	Dec. 31, 2011 Call Options Written USD ($)	Dec. 31, 2010 Call Options Written USD ($)	Dec. 31, 2009 Call Options Written USD ($)	Dec. 31, 2011 Call Options Written Zinc MT usdperMT	Dec. 31, 2010 Call Options Written Zinc MT usdperMT	Dec. 31, 2011 Foreign exchange forward contract USD ($)	Dec. 31, 2010 Foreign exchange forward contract USD ($)	Dec. 31, 2011 Foreign exchange forward contract Designated as hedges USD ($)	Dec. 31, 2011 Foreign exchange forward contract Designated as hedges CAD	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges USD ($)	Dec. 31, 2011 Foreign exchange forward contract Not designated as hedges CAD	Dec. 31, 2011 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2010 Extendible foreign exchange flat forward USD ($)	Dec. 31, 2011 Put options purchased Zinc MT usdperMT	Dec. 31, 2010 Put options purchased Zinc MT usdperMT
Derivative
Amount of expenditures hedged																			$ 60,000,000		$ 150,000,000
Amount of expenditures hedged, expiring each month																			25,000,000
Exchange rate under foreign exchange forward contract (in CAD per US dollar)																				0.99		0.99
Exchange rate under foreign exchange forward contract for expiry (in CAD per US dollar)																				1.01
Amount of future expenditures hedged																			300,000,000
Loss on derivative financial instruments																			1,500,000		1,400,000
Gain (Loss) on derivative financial instruments				3,400,000	3,700,000		(3,400,000)	(3,100,000)										1,797,000	(4,400,000)				(1,407,000)
Call option premiums generated												5,000,000	4,900,000
Zinc options (in metric tonnes)															20,000	15,000									20,000	15,000
Strike price for option (in dollars per metric tonne)															2,500	2,500									2,200	2,200
Options expiring each month, beginning from February 28 (2011) or March 31 (2010) (in metric tonnes)															2,000	1,500									2,000	1,500
Limit for participation, zinc prices set by zero-cost collar strategy (in dollars per metric tonne)				2,500	2,500
Changes in AOCI balances recorded in consolidated financial statements pertaining to the foreign exchange hedging activities
AOCI, beginning of year	28,390,000
Loss reclassified from AOCI into production cost																	1,459,000
Loss recognized in OCI																	(5,863,000)
AOCI, end of year	(7,106,000)	28,390,000															(4,404,000)
Gain on derivative financial instruments
Premiums realized on written foreign exchange call option												4,995,000	4,845,000	4,494,000
Realized gain on foreign exchange extendible flat forward				3,400,000	3,700,000		(3,400,000)	(3,100,000)										1,797,000	(4,400,000)				(1,407,000)
Realized gain on foreign exchange collar																								711,000
Unrealized mark-to-market gain																								142,000
Gain (Loss) on derivative financial instruments	3,683,000	7,612,000	3,592,000	3,419,000	3,733,000	(752,000)	(3,403,000)	(3,058,000)	79,000	(558,000)	(150,000)
Exposure to interest rate risk												$ 221,500,000	$ 104,600,000
Fixed weighted average interest rate on short-term investments and cash equivalents (as a percent)												0.61%	0.56%

GENERAL AND ADMINISTRATIVE (Details) (USD $)	1 Months Ended	12 Months Ended
	Mar. 31, 2011	Dec. 31, 2011
GENERAL AND ADMINISTRATIVE
Insurance receivable		$ 8,765,000
Meadowbank Mine Fire
GENERAL AND ADMINISTRATIVE
Loss on disposal due to kitchen fire at Meadowbank Mine	6,900,000
Costs related to disposal of property	7,400,000
Insurance receivable	11,200,000	8,800,000
Loss due to fire recognized in the General and Administrative	3,100,000
Maximum exposure to insurance losses	3,100,000
Insurance proceeds received		$ 2,400,000

LOSS ON GOLDEX MINE (Details) (Goldex mine, USD $) In Thousands, unless otherwise specified	1 Months Ended
Oct. 31, 2011 ounce
Goldex mine
Loss on suspended operations
Proven and probable gold reserves (in ounces)	1,600,000
Impairment loss on Goldex mine property, plant, and mine development	$ 237,110
Loss on underground ore stockpile	16,641
Supplies inventory obsolescence provision	1,915
Increase in environmental remediation liability	47,227
Loss on Goldex mine (before income and mining taxes)	$ 302,893

IMPAIRMENT LOSS ON MEADOWBANK MINE (Details)	12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2011 Meadowbank mine USD ($) USDperounce	Dec. 31, 2011 Meadowbank mine CAD
Property, Plant and Equipment [Line Items]
Impairment loss on Meadowbank mine (note 18)	$ 907,681,000
Property, plant and mine development book value	3,895,355,000	4,564,563,000	1,700,000,000
Old long-term gold prices (in dollars per ounce)			1,250	1,250
Long-term gold prices (in dollars per ounce)			1,553	1,553
Old foreign exchange rates (in dollars per share)			$ 0.92	1
Exchange rate under foreign exchange forward contract (in CAD per US dollar)			$ 0.97	1
Percentage of average gold recovery			92.90%	92.90%
Percentage of Interest rate used to calculated fair value by discounting the estimated future net cash flows (as a percent)			5.00%	5.00%

SEGMENTED INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
SEGMENTED INFORMATION
Minimum required percentage of combined revenue, profit or loss or total assets of reported operating segments	10.00%
Segment reporting Information
Goodwill (note 10)	$ 229,279	$ 200,064
Revenues from Mining Operations	1,821,799	1,422,521	613,762
Production Costs	876,078	677,472	306,318
Amortization	261,781	192,486	72,461
Exploration and Corporate Development	75,721	54,958	36,279
Foreign currency translation loss (gain)	(1,082)	19,536	39,831
Loss on Goldex mine	302,893
Impairment loss on Meadowbank mine (note 18)	907,681
Segment Income (Loss)	(601,273)	478,069	158,873
Interest and sundry expense	(5,188)	10,254	12,580
Gain on sale and write-down of available-for-sale securities	4,907	19,487	10,142
Gain on acquisition of Comaplex		57,526
General and administrative expenses	(107,926)	(94,327)	(63,687)
Provincial capital tax	(9,223)	6,075	(5,014)
Interest expense	(55,039)	(49,493)	(8,448)	(2,952)
Income (loss) before income and mining taxes	(778,628)	435,203	108,038
Capital Expenditures	737,364	1,175,251	656,759
TOTAL ASSETS	5,034,262	5,500,351
Meliadine Mine Project
Segment reporting Information
Goodwill (note 10)	200,100
La India Mine Project
Segment reporting Information
Goodwill (note 10)	29,200
Canada
Segment reporting Information
Revenues from Mining Operations	1,217,858	1,086,744	538,123
Production Costs	619,987	499,621	252,035
Amortization	198,219	140,024	60,028
Foreign currency translation loss (gain)	2,825	22,815	36,499
Loss on Goldex mine	302,893
Impairment loss on Meadowbank mine (note 18)	907,681
Segment Income (Loss)	(813,747)	424,284	189,561
Capital Expenditures	319,728	1,004,129	435,098
TOTAL ASSETS	3,205,158	4,179,446
Europe
Segment reporting Information
Revenues from Mining Operations	225,612	160,140	61,457
Production Costs	110,477	87,735	42,464
Amortization	26,574	31,231	10,909
Foreign currency translation loss (gain)	1,063	(2,780)	3,582
Segment Income (Loss)	87,498	43,954	4,502
Capital Expenditures	95,549	67,894	84,955
TOTAL ASSETS	771,714	679,258
Latin America
Segment reporting Information
Revenues from Mining Operations	378,329	175,637	14,182
Production Costs	145,614	90,116	11,819
Amortization	36,988	21,134	1,524
Foreign currency translation loss (gain)	(4,955)	(2,126)	(250)
Segment Income (Loss)	200,682	66,513	1,089
Capital Expenditures	313,669	103,131	136,706
TOTAL ASSETS	1,020,078	619,263
Exploration
Segment reporting Information
Amortization		97
Exploration and Corporate Development	75,721	54,958	36,279
Foreign currency translation loss (gain)	(15)	1,627
Segment Income (Loss)	(75,706)	(56,682)	(36,279)
Capital Expenditures	8,418	97
TOTAL ASSETS	37,312	22,384
Corporate and Other Income (Loss)
Segment reporting Information
Interest and sundry expense	(5,188)	10,254	12,580
Gain on sale and write-down of available-for-sale securities		19,487	10,142
Loss on sale and write-down of available-for-sale securities	(3,662)
Gain (Loss) on derivative financial instruments	(3,683)	(7,612)	(3,592)
Gain on acquisition of Comaplex		57,526
General and administrative expenses	(107,926)	(94,327)	(63,687)
Provincial capital tax	(9,223)	6,075	(5,014)
Interest expense	(55,039)	(49,493)	(8,448)
Income (loss) before income and mining taxes	$ (778,628)	$ 435,203	$ 108,038

SUBSEQUENT EVENTS (Details) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended		12 Months Ended			1 Months Ended			1 Months Ended
	Feb. 28, 2012	Jul. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2012 Grayd	Nov. 30, 2011 Grayd	Nov. 18, 2011 Grayd	Jan. 31, 2012 Acquisition Grayd	Jan. 23, 2012 Acquisition Grayd
Subsequent event disclosures
Total purchase price to allocate (in dollars)								$ 222,100		$ 11,800
Maximum cash payable to total consideration (in dollars)								$ 165,954		$ 9,300
Shares issued for acquisition of mining property (in shares)		15,000				68,941	1,250,477		68,941
Cash dividends declared per common share (in dollars per share)	$ 0.2		$ 0	$ 0.64	$ 0.18

ALLEGED SECURITIES CLASS ACTION LAWSUITS (Details) (Securities related litigation, USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended	29 Months Ended
	Nov. 30, 2011 person lawsuit	Dec. 31, 2011 person	Jul. 31, 2014
Securities related litigation
Contingencies
Number of current senior executive officers who are defendants in lawsuits	3
Current senior executive officers and directors	2
Former senior executive officers	1
Number of putative class actions against entity (in lawsuits)	2
Number of current senior executive officers and directors who resigned in response to lawsuits		1
Damages sought by plaintiffs (in dollars)			$ 250